UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	11-30-2014

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
California High-Yield Municipal Fund
November 30, 2014

California High-Yield Municipal - Schedule of Investments
NOVEMBER 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.8%
California — 96.1%
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/37	2,000,000	2,165,840
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2012 C-1, (Episcopal Senior Communities), 3.00%, 7/1/19	1,835,000	1,836,248
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2012 C-2, (Episcopal Senior Communities), 2.50%, 7/1/19	2,625,000	2,625,525
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2014 A, (Sharp HealthCare), 5.00%, 8/1/43	3,500,000	3,917,515
ABC Unified School District GO, Capital Appreciation, Series 2000 B, 0.00%, 8/1/21 (NATL-RE/FGIC)(1)	1,000,000	870,470
Alameda Corridor Transportation Authority Rev., Series 2013 A, 5.00%, 10/1/26	2,000,000	2,363,480
Alameda Corridor Transportation Authority Rev., Series 2013 A, 5.00%, 10/1/27 (AGM)	2,000,000	2,362,620
Alameda Corridor Transportation Authority Rev., Series 2013 A, 5.00%, 10/1/29 (AGM)	1,000,000	1,168,230
Alhambra Rev., Series 2010 A, (Atherton Baptist Homes), 7.50%, 1/1/30	1,590,000	1,718,472
Anaheim Public Financing Authority Rev., Series 2014 A, 5.00%, 5/1/46	4,400,000	4,816,416
Arcadia Unified School District GO, Series 2014 B, 5.00%, 6/1/44	7,655,000	8,516,953
Bay Area Toll Authority Toll Bridge Rev., Series 2001 A, (San Francisco Bay Area), VRDN, 1.29%, 12/4/14	1,000,000	1,023,070
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A-1, (San Francisco Bay Area), VRDN, 0.74%, 12/4/14	1,450,000	1,454,597
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G-1, (San Francisco Bay Area), VRDN, 1.14%, 12/4/14	2,500,000	2,551,800
Bay Area Toll Authority Toll Bridge Rev., Series 2012 F-1, (San Francisco Bay Area), 5.00%, 4/1/31	8,500,000	9,895,275
Bay Area Toll Authority Toll Bridge Rev., Series 2013 S-4, (San Francisco Bay Area), 5.00%, 4/1/43	1,000,000	1,117,240
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2004 D, 5.80%, 9/1/35	2,875,000	2,936,697
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2005 B, 5.40%, 9/1/35	1,390,000	1,432,548
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/29	855,000	873,314
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/35	4,000,000	4,005,080
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2006 A, (Improvement Area No. 19C), 5.35%, 9/1/36	2,700,000	2,704,212
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2008 A, (Improvement Area No. 19C), 6.875%, 9/1/36	1,050,000	1,113,693
Beaumont Unified School District GO, Capital Appreciation, Series 2011 C, (Election of 2008), 0.00%, 8/1/40 (AGM)(1)	2,000,000	644,720
Berryessa Union School District GO, Capital Appreciation, Series 2000 A, 0.00%, 8/1/21 (AGM)(1)	1,190,000	998,017
Berryessa Union School District GO, Capital Appreciation, Series 2000 A, 0.00%, 8/1/22 (AGM)(1)	1,220,000	980,587
Berryessa Union School District GO, Capital Appreciation, Series 2000 A, 0.00%, 8/1/23 (AGM)(1)	1,000,000	766,110
California County Tobacco Securitization Agency Rev., 5.65%, 6/1/41	1,500,000	1,273,560
California Department of Water Resources and Supply Rev., Series 2014 AT, (Center Valley Project), VRDN, 0.35%, 12/4/14	4,500,000	4,499,550
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31	1,820,000	2,012,665
California Educational Facilities Authority Rev., (Pepperdine University), 5.00%, 9/1/33	2,000,000	2,319,200
California GO, 5.00%, 11/1/19	10,000,000	11,824,700
California GO, 5.25%, 2/1/30	5,000,000	5,899,650
California GO, 6.00%, 4/1/38	5,000,000	5,994,650
California GO, 5.00%, 2/1/43	5,650,000	6,335,175
California GO, Series 2012 B, VRN, 0.94%, 12/4/14	2,000,000	2,031,600
California GO, Series 2012 B, VRN, 1.04%, 12/4/14	800,000	815,464
California GO, Series 2012 B, VRN, 1.19%, 12/4/14	960,000	982,406
California GO, Series 2013, 5.00%, 2/1/38	4,635,000	5,243,205
California GO, VRDN, 4.00%, 12/1/16	2,000,000	2,108,000
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/39	2,000,000	2,202,720

California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,910,000	1,950,167
California Health Facilities Financing Authority Rev., Series 2008 A, (Scripps Health), 5.50%, 10/1/20	1,500,000	1,753,785
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	1,000,000	1,216,890
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39	4,300,000	5,014,918
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	3,000,000	3,621,510
California Health Facilities Financing Authority Rev., Series 2009 C, (St. Joseph Health System), VRDN, 5.00%, 10/18/22	2,200,000	2,649,394
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.25%, 8/15/31	2,030,000	2,321,041
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/35	2,000,000	2,200,000
California Health Facilities Financing Authority Rev., Series 2012 A, (City of Hope), 5.00%, 11/15/39	1,910,000	2,134,329
California Health Facilities Financing Authority Rev., Series 2012 A, (Stanford Hospital & Clinics), 5.00%, 8/15/51	2,500,000	2,771,975
California Health Facilities Financing Authority Rev., Series 2012 B, (Lucile Salter Packard Children's Hospital), 5.00%, 8/15/26	1,020,000	1,188,127
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	445,000	503,847
California Health Facilities Financing Authority Rev., Series 2013 A, (Sutter Health), 5.00%, 8/15/52	5,000,000	5,537,050
California Health Facilities Financing Authority Rev., Series 2014 A, (Providence Health and Services), 5.00%, 10/1/38	2,000,000	2,280,940
California Infrastructure & Economic Development Bank Rev., Series 2013 A, (Los Angeles County Museum of Art Project), VRDN, 1.86%, 12/4/14	1,000,000	1,030,450
California Mobilehome Park Financing Authority Rev., Series 2003 B, (Palomar Estates E&W), 7.00%, 9/15/36	6,345,000	6,380,278
California Mobilehome Park Financing Authority Rev., Series 2006 B, (Union City Tropics), 5.50%, 12/15/41	2,000,000	2,032,580
California Municipal Finance Authority Rev., (Biola University), 5.875%, 10/1/34	1,000,000	1,102,960
California Municipal Finance Authority Rev., Series 2008 A, (Central Coast YMCA), VRDN, 0.06%, 12/4/14 (LOC: Pacific Capital Bank N.A. and FHLB)	2,060,000	2,060,000
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/41	3,335,000	4,090,311
California Municipal Finance Authority Rev., Series 2014 A, (Caritas Affordable Housing, Inc. Project), 5.00%, 8/15/20	600,000	692,928
California Municipal Finance Authority Rev., Series 2014 A, (Caritas Affordable Housing, Inc. Project), 5.00%, 8/15/22	360,000	416,466
California Municipal Finance Authority Rev., Series 2014 A, (Touro College and University System), 5.25%, 1/1/34	950,000	1,066,423
California Municipal Finance Authority Rev., Series 2014 A, (Touro College and University System), 5.25%, 1/1/40	1,750,000	1,940,610
California Municipal Finance Authority COP, (Community Hospitals of Central California Obligated Group), 5.50%, 2/1/39	1,450,000	1,591,781
California Pollution Control Financing Authority Rev., 5.00%, 11/21/45(3)	3,165,000	3,267,261
California Pollution Control Financing Authority Rev., Series 1996 C, (Pacific Gas & Electric Company), VRDN, 0.03%, 12/1/14 (LOC: JPMorgan Chase Bank N.A.)	900,000	900,000
California Public Works Board Lease Rev., Series 1993 D, (Department of Corrections), 5.25%, 6/1/15 (AGM)	550,000	560,456
California Public Works Board Lease Rev., Series 2009 G-1, (Various Capital Projects), 5.75%, 10/1/30	2,000,000	2,369,780
California Public Works Board Lease Rev., Series 2010 A-1, (Various Capital Projects), 5.00%, 3/1/17	1,000,000	1,098,600
California Public Works Board Lease Rev., Series 2010 A-1, (Various Capital Projects), 6.00%, 3/1/35	1,250,000	1,486,312
California Public Works Board Lease Rev., Series 2011 C, (State Prisons), 5.75%, 10/1/31	1,000,000	1,204,920
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.00%, 12/1/15	3,335,000	3,497,381
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.00%, 12/1/31	975,000	1,117,652
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	1,500,000	1,761,330
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	5,465,000	6,174,466
California Public Works Board Lease Rev., Series 2012 D, 5.00%, 9/1/36	500,000	562,655
California Public Works Board Lease Rev., Series 2012 G, (Various Capital Projects), 4.00%, 11/1/17	1,235,000	1,350,942
California Public Works Board Lease Rev., Series 2013 H, (California State University Project), 5.00%, 9/1/38	1,500,000	1,679,790
California Public Works Board Lease Rev., Series 2013 I, (Various Capital Projects), 5.00%, 11/1/38	2,350,000	2,644,032
California Public Works Board Lease Rev., Series 2014 A, (Various Capital Projects), 5.00%, 9/1/39	7,000,000	7,926,240
California School Finance Authority Rev., Series 2014 A, (Klare Holdings Projects), 4.125%, 7/1/24	475,000	494,717
California School Finance Authority Rev., Series 2014 A, (Klare Holdings Projects), 5.00%, 7/1/34	500,000	526,900

California School Finance Authority Rev., Series 2014 A, (Klare Holdings Projects), 5.125%, 7/1/44	700,000	731,045
California School Finance Authority Rev., Series 2014 A, (View Park Elementary and Middle Schools), 6.00%, 10/1/49	700,000	704,683
California State University Rev., Series 2005 C, 5.00%, 11/1/15, Prerefunded at 100% of Par (NATL-RE)(2)	3,680,000	3,842,730
California State University Rev., Series 2005 C, 5.00%, 11/1/30 (NATL-RE)	1,320,000	1,365,632
California State University Systemwide Rev., Series 2011 A, 5.00%, 11/1/42	3,000,000	3,341,820
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.25%, 11/1/30	1,250,000	1,406,663
California Statewide Communities Development Authority Rev., (Episcopal Communities and Services), 5.00%, 5/15/42	1,500,000	1,623,090
California Statewide Communities Development Authority Rev., (Lancer Educational Student Housing), 5.625%, 6/1/33	2,500,000	2,568,450
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRDN, 1.375%, 4/2/18	4,350,000	4,386,235
California Statewide Communities Development Authority Rev., (Southern California Presbyterian Homes), 7.25%, 11/15/41(3)	2,500,000	2,994,250
California Statewide Communities Development Authority Rev., (Trinity Health Corp.), 5.00%, 12/1/41	1,100,000	1,213,619
California Statewide Communities Development Authority Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31	4,000,000	4,247,440
California Statewide Communities Development Authority Rev., Series 2004 D, (Sutter Health), 5.05%, 8/15/38 (AGM)	1,650,000	1,764,675
California Statewide Communities Development Authority Rev., Series 2007 A, (California Baptist University), 5.50%, 11/1/38	7,000,000	7,215,460
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	6,000,000	6,619,860
California Statewide Communities Development Authority Rev., Series 2013 A, (American Baptist Homes of the West), 5.00%, 10/1/43	1,200,000	1,291,740
California Statewide Communities Development Authority Rev., Series 2014 A, (899 Charleston Project), 5.25%, 11/1/44	1,500,000	1,513,215
California Statewide Communities Development Authority Rev., Series 2014 A, (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/43 (AGM)	1,000,000	1,126,830
California Statewide Communities Development Authority Rev., Series 2014 A, (Los Angeles Jewish Home), 5.00%, 8/1/44 (GA: Jewish Home Foundation)	1,600,000	1,795,136
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/34(4)	1,500,000	1,681,935
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/44(4)	2,760,000	3,049,745
California Statewide Communities Development Authority Rev., Series 2014 B, (Los Angeles Jewish Home), 3.00%, 8/1/21 (GA: Jewish Home Foundation)	1,300,000	1,334,918
Carson Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Project Area No. 1), 7.00%, 10/1/36	2,000,000	2,373,280
Cathedral City Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, (Merged Redevelopment Project Area), 5.00%, 8/1/29 (AGM)	1,250,000	1,435,325
Cathedral City Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, (Merged Redevelopment Project Area), 5.00%, 8/1/30 (AGM)	1,315,000	1,502,913
Cathedral City Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, (Merged Redevelopment Project Area), 5.00%, 8/1/31 (AGM)	1,380,000	1,577,202
Chaffey Joint Union High School District GO, Series 2013 A, (Election of 2012), 5.00%, 8/1/32	2,000,000	2,325,840
Chula Vista Industrial Development Rev., Series 2004 D, (San Diego Gas), 5.875%, 1/1/34	1,000,000	1,187,400
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 5.00%, 9/2/24	700,000	810,495
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 5.00%, 9/2/26	600,000	679,314
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 5.00%, 9/1/49	3,500,000	3,887,835
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 13-1), 5.00%, 9/2/29	700,000	782,887
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 13-1), 5.00%, 9/2/30	350,000	390,320
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 87-8), VRDN, 0.04%, 12/1/14 (LOC: State Street Bank & Trust Co.)	4,100,000	4,100,000
City of La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/36	1,100,000	1,175,603
City of Whittier Health Facilities Rev., (Presbyterian Intercommunity Hospital), 5.00%, 6/1/44	3,500,000	3,915,485
Clovis Unified School District GO, Series 2013 B, (Election of 2012), 5.00%, 8/1/38	3,000,000	3,419,520
Contra Costa Water District Rev., Series 2013 R, 5.00%, 10/1/43	1,025,000	1,159,736
Corcoran COP, 8.75%, 6/1/16 (Acquired 4/28/92, Cost $200,000)(5)	200,000	211,750
Duarte Unified School District GO, Capital Appreciation, Series 1999 B, 0.00%, 11/1/23 (AGM)(1)	1,150,000	873,126

East Side Union High School District GO, Series 2013, 5.00%, 8/1/29	1,050,000	1,220,195
Eastern Municipal Water District Water and Sewer COP, Series 2008 H, 5.00%, 7/1/33	4,000,000	4,452,840
El Dorado County Community Facilities District No. 2001-1 Special Tax Rev., (Promontory Specific), 6.30%, 9/1/31	2,500,000	2,512,775
Emeryville Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/31 (AGM)	590,000	681,326
Emeryville Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/34 (AGM)	1,000,000	1,145,740
Escondido Joint Powers Financing Authority Rev., (Water Systems Financing), 5.00%, 9/1/31	1,355,000	1,508,549
Fairfield Redevelopment Agency Tax Allocation Rev., 4.00%, 8/1/16	1,000,000	1,059,020
Foothill-De Anza Community College District GO, Capital Appreciation, 0.00%, 8/1/21 (NATL-RE)(1)	3,000,000	2,611,410
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 A, 6.00%, 1/15/49	27,500,000	31,972,600
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 B-3, VRDN, 5.50%, 1/15/23	3,750,000	4,339,312
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 C, 6.50%, 1/15/43	4,000,000	4,741,560
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2014 A, 0.00%, 1/15/24(6)	2,200,000	1,410,706
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2014 A, 0.00%, 1/15/42(1)	6,000,000	1,310,700
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 4.50%, 6/1/27	4,650,000	4,392,669
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.00%, 6/1/33	3,000,000	2,485,770
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.125%, 6/1/47	7,000,000	5,375,790
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.75%, 6/1/47	10,000,000	8,438,300
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-2, 5.30%, 6/1/37	3,000,000	2,412,420
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/29	1,500,000	1,721,985
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/30	2,500,000	2,855,850
Grossmont Union High School District GO, Series 2013 E, (Election of 2008), 5.00%, 8/1/43	1,225,000	1,374,548
Hayward Area Recreation and Park District COP, 5.125%, 1/1/39	1,500,000	1,688,985
Hemet Unified School District Special Tax Rev., (Community Facilities District No. 2005-2), 5.25%, 9/1/30	2,670,000	2,681,161
Hesperia Public Financing Authority Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/32 (XLCA)	3,000,000	3,114,090
Hesperia Public Financing Authority Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/37 (XLCA)	2,025,000	2,093,283
Huntington Beach Community Facilities District Special Tax Rev., (Huntington Center), 5.375%, 9/1/33	1,700,000	1,925,760
Independent Cities Finance Authority Mobile Home Park Rev., (Rancho Feliz and Las Casitas de Sonoma), 5.00%, 10/15/47	5,000,000	5,277,000
Independent Cities Finance Authority Mobile Home Park Rev., Series 2011 A, (Castle Mobile Estates), 6.75%, 8/15/46	2,500,000	2,836,600
Independent Cities Finance Authority Mobile Home Park Rev., Series 2012 A, (Augusta Communities), 5.00%, 5/15/39	2,500,000	2,645,850
Independent Cities Lease Finance Authority Rev., Series 2006 B, (San Juan Mobile Estates), 5.55%, 5/15/31	500,000	506,395
Independent Cities Lease Finance Authority Rev., Series 2006 B, (San Juan Mobile Estates), 5.85%, 5/15/41	1,150,000	1,166,020
Independent Cities Lease Finance Authority Rev., Series 2007 A, (Santa Rosa Leisure Mobilehome Park), 5.70%, 11/15/47	3,430,000	3,551,113
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.25%, 9/1/37	1,110,000	1,267,609
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/44	2,680,000	2,951,966
Irvine Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.70%, 9/1/35	515,000	607,000
Jurupa Community Services District Special Tax Rev., Series 2008 A, (Community Facilities District No. 25), 8.875%, 9/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,575,000
Jurupa Community Services District Special Tax Rev., Series 2013 A, (Community Facilities District No. 31), 5.00%, 9/1/37	250,000	272,965
Jurupa Community Services District Special Tax Rev., Series 2013 A, (Community Facilities District No. 31), 5.00%, 9/1/42	1,000,000	1,087,160
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/31	1,100,000	1,247,510
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/42	1,000,000	1,100,880
Lammersville Joint Unified School District Special Tax Rev., (Mountain House), 6.00%, 9/1/43	1,250,000	1,458,238
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.50%, 11/15/37	1,150,000	1,407,554
Los Alamitos Unified School District COP, Capital Appreciation, (Capital Projects), 0.00%, 8/1/24(6)	1,300,000	947,284
Los Angeles Community College District GO, Series 2008 F1, (Election of 2003), 5.00%, 8/1/27	2,000,000	2,271,320

Los Angeles Community Facilities District No. 3 Special Tax Rev., (Cascades Business Park & Golf Course), 6.40%, 9/1/22	1,110,000	1,119,324
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/23	1,000,000	1,206,900
Los Angeles County Regional Financing Authority Rev., Series 2014 B-1, (MonteCedro Inc.), 2.50%, 11/15/20	875,000	888,843
Los Angeles County Regional Financing Authority Rev., Series 2014 B-1, (MonteCedro Inc.), 3.00%, 11/15/20	400,000	408,512
Los Angeles County Regional Financing Authority Rev., Series 2014 B-1, (MonteCedro Inc.), 3.00%, 11/15/21	475,000	483,550
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	2,000,000	2,267,480
Los Angeles Department of Water & Power Rev., Series 2002 A-2, (Power System), VRDN, 0.04%, 12/4/14 (SBBPA: Citibank N.A.)	13,000,000	13,000,000
Los Angeles Department of Water & Power Rev., Series 2013 B, 5.00%, 7/1/30	3,500,000	4,097,415
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/29	350,000	405,062
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/31	3,500,000	4,024,020
Los Angeles Unified School District GO, Series 2011 A-1, 5.00%, 7/1/24	3,430,000	4,060,160
Los Angeles Unified School District GO, Series 2014 B, 5.00%, 7/1/18	3,335,000	3,828,013
Los Angeles Unified School District GO, Series 2014 C, 5.00%, 7/1/30	1,155,000	1,371,158
Los Angeles Wastewater System Rev., Series 2012 B, 5.00%, 6/1/32	3,000,000	3,453,990
M-S-R Energy Authority Rev., Series 2009 A, 7.00%, 11/1/34	1,700,000	2,384,097
M-S-R Energy Authority Rev., Series 2009 B, 6.50%, 11/1/39 (GA: Citigroup, Inc.)	2,000,000	2,717,940
Milpitas Improvement Bond Act of 1915 Special Assessment Rev., Series 1996 A, (Local Improvement District No. 18), 6.75%, 9/2/16	495,000	500,792
Modesto Irrigation District COP, Series 2009 A, (Capital Improvements), 6.00%, 10/1/39	3,000,000	3,454,080
Montebello Community Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Montebello Hills Redevelopment), 8.10%, 3/1/27	2,000,000	2,479,520
Moorpark Mobile Home Park Rev., Series 2011 A, (Villa Delaware Arroyo), 6.50%, 5/15/41	4,000,000	4,493,160
Murrieta Community Facilities District No. 2002-2 Special Tax Rev., Series 2004 A, (The Oaks Improvement Area), 6.00%, 9/1/34	1,880,000	1,883,497
Murrieta Public Financing Authority Special Tax Rev., 5.00%, 9/1/31	1,735,000	1,898,663
Northern California Power Agency Rev., Series 2012 A, (Hydroelectric Project No. 1), 5.00%, 7/1/31	1,090,000	1,238,981
Norwalk-La Mirada Unified School District GO, Capital Appreciation, Series 2009 E, (Election of 2002), 0.00%, 8/1/38 (AGC)(1)	10,000,000	3,495,000
Oakland Redevelopment Agency Rev., 5.00%, 9/1/36 (Ambac)	5,000,000	5,266,750
Oakland Unified School District Alameda County GO, Series 2009 A, (Election of 2006), 6.125%, 8/1/29	2,500,000	2,864,725
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.50%, 8/1/32	2,150,000	2,416,342
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	770,000	952,105
Oceanside Community Development Commission Tax Allocation Rev., (Downtown Redevelopment), 5.70%, 9/1/25	3,500,000	3,503,955
Ohlone Community College District GO, Series 2011 A, (Election of 2010), 5.00%, 8/1/31	3,000,000	3,429,600
Orange County Community Facilities District Special Tax Rev., (No. 06-1-Delaware Rio Public Improvements), 6.00%, 10/1/40	1,375,000	1,425,545
Orange County Sanitation District Rev., Series 2014 B, 4.00%, 11/15/16	8,000,000	8,564,560
Orange County Transportation Authority Rev., (Senior Lien), 5.00%, 8/15/30	2,400,000	2,733,000
Orange County Water District Rev., Series 2013 A, 5.00%, 8/15/33	1,900,000	2,234,799
Oxnard Financing Authority Rev., 5.00%, 6/1/33 (AGM)	2,095,000	2,360,855
Oxnard Financing Authority Rev., 5.00%, 6/1/34 (AGM)	1,750,000	1,966,020
Palm Springs Financing Authority Lease Rev., Series 2012 B, (Downtown Revitalization Project), 5.00%, 6/1/35	4,000,000	4,416,760
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	2,750,000	2,974,592
Paramount Unified School District GO, Capital Appreciation, (Election of 2006), 0.00%, 8/1/51 (BAM)(1)	12,500,000	1,124,125
Patterson Joint Unified School District GO Capital Appreciation, Series 2009 B, (Election of 2008), 0.00%, 3/1/49 (AGM)(1)	8,160,000	1,536,120
Perris Public Financing Authority Special Tax Rev., Series 2008 A, (Community Facilities District No. 2005-4), 6.60%, 9/1/38	2,140,000	2,218,688
Pittsburg Redevelopment Agency Tax Allocation Rev., Series 2004 A, (Los Medanos Community), VRDN, 0.04%, 12/1/14 (LOC: State Street Bank & Trust Co. and California State Teacher's Retirement System)	4,330,000	4,330,000
Pleasant Valley School District/Ventura County GO, Series 2002 A, 5.85%, 8/1/31 (NATL-RE)	4,835,000	5,863,936

Port of Los Angeles Rev., Series 2014 B, 5.00%, 8/1/44	2,545,000	2,910,946
Poway Unified School District Public Financing Authority Rev., 7.875%, 9/15/39	3,760,000	4,377,956
Poway Unified School District Special Tax Rev., (Community Facilities District No. 6-4S), 5.00%, 9/1/36	600,000	654,480
Redwood City Redevelopment Agency Tax Allocation Rev., Capital Appreciation, Series 2003 A, (Redevelopment Project Area 2), 0.00%, 7/15/28 (Ambac)(1)	3,405,000	1,839,211
Rio Elementary School District Community Facilities District No. 1 Special Tax Rev., Series 2013, 5.50%, 9/1/39	2,000,000	2,272,440
Riverside County Community Facilities Districts Special Tax Rev., (Tax No. 04-2-Lake Hills Crest), 5.00%, 9/1/30	1,035,000	1,149,771
Riverside County Community Facilities Districts Special Tax Rev., (Tax No. 04-2-Lake Hills Crest), 5.00%, 9/1/35	2,520,000	2,726,665
Riverside County Community Facilities Districts Special Tax Rev., (Tax No. 05-8 Scott Road), 5.00%, 9/1/42	3,000,000	3,240,450
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.25%, 10/1/30	2,200,000	2,622,312
Riverside County Transportation Commission Rev., Series 2013 A, (Limited Tax), 5.25%, 6/1/39(7)	800,000	929,392
Riverside County Transportation Commission Rev., Series 2013 A, (Senior Lien), 5.75%, 6/1/44	500,000	570,900
Riverside County Transportation Commission Rev., Capital Appreciation, Series 2013 B, (Senior Lien), 0.00%, 6/1/43(1)	5,000,000	1,120,600
Riverside Unified School District Special Tax Rev., (Community Facilities District No. 13, Improvement Area 1), 5.375%, 9/1/34	2,000,000	2,018,060
Riverside Unified School District Special Tax Rev., Series 2005 A, (Community Facilities School District No. 15, Improvement Area 2), 5.25%, 9/1/30	1,000,000	1,012,380
Romoland School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area 1), 5.40%, 9/1/36	4,000,000	4,050,240
Romoland School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area 3), 5.00%, 9/1/43	2,640,000	2,894,602
Roseville Community Facilities District No. 1 Special Tax Rev., (The Fountains), 6.125%, 9/1/38	2,600,000	2,785,822
Roseville Finance Authority Electric System Rev., 5.00%, 2/1/37	925,000	997,603
Sacramento Airport System Rev., Series 2009 D, (Grant Revenue Bonds), 6.00%, 7/1/35	4,000,000	4,573,480
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/31	625,000	723,294
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/33	1,000,000	1,151,260
Sacramento Regional Transit District Rev., (Farebox Revenue), 5.00%, 3/1/42	1,300,000	1,413,984
Sacramento Transportation Authority Sales Tax Rev., (Measure A), 5.00%, 10/1/24	1,055,000	1,268,553
San Bernardino County Rev., (Kaiser Commerce Center) 5.00%, 9/1/33(4)	3,000,000	3,292,770
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	9,350,000	11,237,858
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/24	300,000	359,970
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/25	955,000	1,130,462
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/26	500,000	585,145
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/43	2,500,000	2,810,650
San Diego County Regional Airport Authority Rev., Series 2014 A, (Rental Car Facility), 5.00%, 7/1/44	1,500,000	1,674,810
San Diego County Water Authority Rev., 5.00%, 5/1/33	1,500,000	1,752,210
San Diego Public Facilities Financing Authority Lease Rev., Series 2012 A, (Capital Improvement Projects), 5.00%, 4/15/37	2,000,000	2,192,880
San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/30	2,000,000	2,322,140
San Diego Redevelopment Agency Tax Allocation Rev., Series 2009 A, (North Park Redevelopment), 7.00%, 11/1/39	3,000,000	3,585,690
San Diego Unified Port District Rev., Series 2013 A, 5.00%, 9/1/26	750,000	876,173
San Francisco City and County Airports Commission Rev., Series 2008 34-D, (San Francisco International Airport), 5.25%, 5/1/26	3,000,000	3,409,140
San Francisco City and County Airports Commission Rev., Series 2011 D, 5.00%, 5/1/31	5,390,000	6,057,444
San Francisco City and County Airports Commission Rev., Series 2014 B, (San Francisco International Airport), 5.00%, 5/1/44	1,200,000	1,353,180
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2009 D, (Mission Bay South Redevelopment), 6.625%, 8/1/39	2,000,000	2,321,060
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 C, (Mission Bay South Redevelopment), 6.75%, 8/1/41	1,000,000	1,227,290
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 7.00%, 8/1/41	1,250,000	1,525,525
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/33	780,000	869,521

San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/43	1,000,000	1,102,730
San Gorgonio Memorial Health Care District GO, 4.00%, 8/1/17	435,000	469,391
San Gorgonio Memorial Health Care District GO, 4.00%, 8/1/18	515,000	564,018
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/20	1,000,000	1,167,460
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/21	275,000	322,944
San Joaquin Hills Transportation Corridor Agency Rev., (Senior Lien), 5.00%, 1/1/33	3,000,000	3,003,300
San Joaquin Hills Transportation Corridor Agency Rev., Series 2014 B, (Junior Lien), 5.25%, 1/15/44	6,000,000	6,407,880
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/36 (NATL-RE)(1)	1,335,000	556,642
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/25 (NATL-RE)(1)	3,090,000	2,171,405
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/29 (NATL-RE)(1)	165,000	97,297
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/31 (NATL-RE)(1)	16,000,000	8,406,400
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/32 (NATL-RE)(1)	290,000	145,769
San Jose Airport Rev., Series 2011 A2, 5.25%, 3/1/34	2,605,000	2,875,243
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 6.00%, 9/1/42	500,000	578,860
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 5.50%, 9/1/44	2,250,000	2,519,235
Santa Barbara Secondary High School District GO, Series 2011 A, (Election of 2010), 0.00%, 8/1/36(1)	10,000,000	3,962,300
Santa Barbara Secondary High School District GO, Series 2011 A, (Election of 2010), 0.00%, 8/1/40(1)	3,795,000	1,234,476
Santa Cruz County Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Live Oak/Soquel Community Improvement), 7.00%, 9/1/36	3,000,000	3,552,360
Santa Margarita Water District Special Tax Rev., Series 2013, (Communities Facilities District No. 2013-1, Village of Sendero), 5.625%, 9/1/43	1,250,000	1,398,763
Santaluz Community Facilities District No. 2 Special Tax Rev., Series 2011 A, (Improvement Area No. 1), 5.10%, 9/1/30	465,000	514,983
Saugus-Castaic School Facilities Financing Authority Special Tax Rev., (Community Facilities District No. 2006-1C), 6.00%, 9/1/43	1,500,000	1,687,845
Southern California Public Power Authority Rev., (Southern Transmission), 0.00%, 7/1/15 (NATL-RE-IBC)(1)	1,250,000	1,248,188
Southern California Public Power Authority Rev., Series 2007 A, 5.00%, 11/1/33	3,755,000	4,309,538
Southern Mono Health Care District GO, Capital Appreciation, Series 2002 A, (Election of 2001), 0.00%, 8/1/26 (NATL-RE)(1)	1,800,000	1,062,702
Southwestern Community College District GO, Capital Appreciation, Series 2011 C, (Election of 2008), 0.00%, 8/1/46(1)	5,425,000	1,236,249
Stockton Public Financing Authority Rev., 5.00%, 9/1/28 (BAM)	2,215,000	2,569,976
Stockton Public Financing Authority Rev., 5.00%, 9/1/29 (BAM)	1,750,000	2,024,067
Stockton Public Financing Authority Rev., Series 2010 A, (Delta Water Supply Project), 6.25%, 10/1/40	1,750,000	2,061,185
Stockton Unified School District GO, Series 2014 A, (Election of 2012), 5.00%, 8/1/42 (AGM)	705,000	786,526
Successor Agency to the Redevelopment Agency of the City & County of San Francisco Communities Facilities District No. 6 Special Tax Rev., Capital Appreciation, Series 2013 C, (Mission Bay South Public Improvements), 0.00%, 8/1/43 (BAM)(1)	5,500,000	1,089,550
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/19 (BAM)	215,000	247,981
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/20 (BAM)	140,000	163,684
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/21 (BAM)	90,000	105,998
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/22 (BAM)	130,000	154,415
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/23 (BAM)	120,000	142,543
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/24 (BAM)	135,000	159,461
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.50%, 9/1/25 (BAM)	45,000	50,651

Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/25 (BAM)	45,000	52,583
Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	6,500,000	6,512,740
Susanville Public Financing Authority Rev., Series 2010 B, (Utility Enterprises), 6.00%, 6/1/45	3,000,000	3,390,930
Tahoe-Truckee Unified School District GO, Capital Appreciation, Series 1999 A, (Improvement District No. 2), 0.00%, 8/1/22 (NATL-RE/FGIC)(1)	2,690,000	2,208,463
Tahoe-Truckee Unified School District GO, Capital Appreciation, Series 1999 A, (Improvement District No. 2), 0.00%, 8/1/23 (NATL-RE/FGIC)(1)	2,220,000	1,733,043
Tobacco Securitization Authority of Northern California Settlement Rev., Series 2005 A-1, 5.50%, 6/1/45	2,000,000	1,576,640
Tobacco Securitization Authority of Southern California Settlement Rev., Series 2006 A-1, 5.00%, 6/1/37	2,250,000	1,826,505
Tracy Community Facilities District No. 2006-1 Special Tax Rev., (NEI Phase II), 5.75%, 9/1/36	3,105,000	3,130,771
Tracy Public Financing Authority Special Tax Rev., Series 2014 A, 4.00%, 9/2/18	1,900,000	2,076,225
Tracy Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/2/19	2,285,000	2,626,607
Tracy Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/2/20	2,100,000	2,445,366
Tri-Dam Power Authority Rev., 4.00%, 5/1/16	2,165,000	2,237,441
Tri-Dam Power Authority Rev., 4.00%, 11/1/16	2,165,000	2,258,939
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.875%, 1/1/29	2,000,000	2,361,240
Turlock Public Financing Authority Tax Allocation Rev., 7.50%, 9/1/39	2,770,000	3,466,378
Tustin Community Facilities District No. 06-1 Special Tax Rev., Series 2007 A, (Tustin Legacy/Columbus Villages), 6.00%, 9/1/36	4,945,000	5,247,139
Tustin Community Facilities District No. 07-1 Special Tax Rev., (Tustin Legacy/Retail Center), 6.00%, 9/1/37	1,300,000	1,367,860
Tustin Public Financing Authority Rev., 5.00%, 4/1/43	1,000,000	1,106,900
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 5.75%, 9/1/30	1,000,000	1,118,300
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.00%, 9/1/40	1,500,000	1,733,535
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	1,750,000	1,751,732
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	1,000,000	1,000,990
University of California Rev., Series 2013 AL-3, VRN, 0.04%, 12/4/14	3,000,000	3,000,000
University of California System Rev., Series 2012 G, 5.00%, 5/15/37	5,000,000	5,612,700
Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.40%, 9/1/30	2,500,000	2,580,475
Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.45%, 9/1/36	2,600,000	2,680,210
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33	1,600,000	1,833,840
Yosemite Community College District GO, Capital Appreciation, (Election of 2004), 0.00%, 8/1/16 (AGM)(1)	3,545,000	3,498,171
Yuba City Unified School District GO, Capital Appreciation, 0.00%, 3/1/25 (NATL-RE/FGIC)(1)	1,500,000	1,033,290
		787,757,459
Guam — 1.3%
Guam Government Business Privilege Tax Rev., Series 2011 A, 5.125%, 1/1/42	1,000,000	1,092,380
Guam Government GO, Series 2009 A, 7.00%, 11/15/39	7,230,000	8,358,820
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/34	850,000	944,435
		10,395,635
Puerto Rico — 1.9%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/42	1,045,000	712,345
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 6.00%, 7/1/47	5,000,000	3,570,800
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	465,000	235,546
Puerto Rico Electric Power Authority Rev., Series 2012 A, 5.00%, 7/1/42	4,000,000	2,026,560
Puerto Rico GO, Series 2008 A, 6.00%, 7/1/38	2,500,000	1,847,825
Puerto Rico GO, Series 2009 C, (Public Improvement), 6.00%, 7/1/39	1,250,000	921,625
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	500,000	361,500
Puerto Rico GO, Series 2014 A, (Public Improvement), 8.00%, 7/1/35	2,275,000	1,954,452
Puerto Rico Public Buildings Authority Rev., Series 2009 Q, 5.625%, 7/1/39	3,700,000	2,614,124

Puerto Rico Public Buildings Authority Rev., Series 2012 U, 5.25%, 7/1/42	2,500,000	1,700,550
		15,945,327
U.S. Virgin Islands — 0.5%
Virgin Islands Public Finance Authority Rev., Series 2009 A, (Diageo Matching Fund Bonds), 6.75%, 10/1/37	2,000,000	2,287,060
Virgin Islands Public Finance Authority Rev., Series 2010 B, (Subordinated Lien), 5.25%, 10/1/29	1,500,000	1,659,645
		3,946,705
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $764,151,960)		818,045,126
OTHER ASSETS AND LIABILITIES — 0.2%		1,487,737
TOTAL NET ASSETS — 100.0%		$819,532,863

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
383	U.S. Treasury 10-Year Notes	March 2015	48,658,953	(309,509)

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
FHLB	-	Federal Home Loan Bank
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
NATL-RE-IBC	-	National Public Finance Guarantee Corporation - Reinsured - Insured Bond Certificates
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $6,261,511, which represented 0.8% of total net assets.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $211,750, which represented less than 0.05% of total net assets.

(6)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(7)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $594,811.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities and unrealized appreciation (depreciation) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of November 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$764,151,960
Gross tax appreciation of investments	$58,749,002
Gross tax depreciation of investments	(4,855,836)
Net tax appreciation (depreciation) of investments	$53,893,166

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
California Intermediate-Term Tax-Free Bond Fund
November 30, 2014

California Intermediate-Term Tax-Free Bond - Schedule of Investments
NOVEMBER 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.6%
California — 98.0%
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 4.00%, 7/1/15	280,000	285,992
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 4.00%, 7/1/16	270,000	284,496
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/17	1,000,000	1,104,920
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/18	500,000	565,555
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2011 A, (Sharp HealthCare), 6.00%, 8/1/30	2,500,000	3,059,725
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2014 A, (Sharp HealthCare), 5.00%, 8/1/33	1,450,000	1,643,937
Alameda Corridor Transportation Authority Rev., Series 2013 A, 5.00%, 10/1/24	2,000,000	2,418,620
Alameda Corridor Transportation Authority Rev., Series 2013 A, (Senior Lien), 5.00%, 10/1/20	3,010,000	3,581,719
Alameda Corridor Transportation Authority Rev., Capital Appreciation, Series 1999 A, 0.00%, 10/1/35 (NATL-RE)(1)	9,000,000	3,693,060
Alum Rock Union Elementary School District GO, Series 2013 A, (Election of 2012), 6.00%, 8/1/39	1,500,000	1,870,620
Anaheim Public Financing Authority Rev., Series 2011 A, (Electric System Distribution Facilities), 5.375%, 10/1/36	700,000	826,819
Anaheim Public Financing Authority Rev., Series 2012 A, (Electric System Distribution Facilities), 5.00%, 10/1/23	1,200,000	1,443,636
Anaheim Public Financing Authority Rev., Series 2012 A, (Electric System Distribution Facilities), 5.00%, 10/1/24	2,275,000	2,718,306
Anaheim Public Financing Authority Rev., Series 2014 A, 5.00%, 5/1/25	1,000,000	1,170,760
Anaheim Public Financing Authority Rev., Series 2014 A, 5.00%, 5/1/28	1,100,000	1,260,457
Anaheim Public Financing Authority Rev., Series 2014 A, 5.00%, 5/1/29	1,250,000	1,426,875
Anaheim Public Financing Authority Rev., Series 2014 A, 5.00%, 5/1/34	3,360,000	3,757,286
Anaheim Public Financing Authority Rev., Series 2014 A, 5.00%, 5/1/39	1,550,000	1,721,445
Anaheim Public Financing Authority Rev., Series 2014 A, 5.00%, 5/1/46	2,000,000	2,189,280
Bay Area Toll Authority Toll Bridge Rev., Series 2001 A, (San Francisco Bay Area), VRDN, 1.29%, 12/4/14	5,000,000	5,115,350
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A-1, (San Francisco Bay Area), VRDN, 0.74%, 12/4/14	1,450,000	1,454,596
Bay Area Toll Authority Toll Bridge Rev., Series 2007 F, (San Francisco Bay Area), 5.00%, 4/1/17, Prerefunded at 100% of Par(2)	2,000,000	2,209,260
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G-1, (San Francisco Bay Area), VRDN, 1.14%, 12/4/14	2,500,000	2,551,800
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F-1, (San Francisco Bay Area), 5.25%, 4/1/27	5,000,000	5,838,350
Bay Area Toll Authority Toll Bridge Rev., Series 2012 F-1, (San Francisco Bay Area), 5.00%, 4/1/24	1,500,000	1,809,240
Bay Area Toll Authority Toll Bridge Rev., Series 2012 F-1, (San Francisco Bay Area), 5.00%, 4/1/25	3,500,000	4,212,250
Bay Area Toll Authority Toll Bridge Rev., Series 2012 F-1, (San Francisco Bay Area), 5.00%, 4/1/28	7,185,000	8,445,967
Bay Area Toll Authority Toll Bridge Rev., Series 2013 S-4, (San Francisco Bay Area), 5.00%, 4/1/43	5,610,000	6,267,716
Bay Area Toll Authority Toll Bridge Rev., Series 2014 B, VRDN, 1.50%, 4/2/18	3,000,000	3,033,420
California Department of Water Resources and Supply Rev., Series 2014 AT, (Center Valley Project), VRDN, 0.34%, 12/4/14	4,500,000	4,499,550
California Department of Water Resources Power Supply Rev., Series 2005 F-5, 5.00%, 5/1/22	1,800,000	2,049,300
California Department of Water Resources Power Supply Rev., Series 2005 G-4, 5.00%, 5/1/16	3,230,000	3,447,379
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/21	5,000,000	5,699,800
California Department of Water Resources Power Supply Rev., Series 2009 AG, (Center Valley Project) 5.00%, 12/1/19, Prerefunded at 100% of Par(2)	905,000	1,077,004
California Department of Water Resources Power Supply Rev., Series 2009 AG, (Center Valley Project), 5.00%, 12/1/25	95,000	112,268
California Department of Water Resources Power Supply Rev., Series 2010 L, 4.00%, 5/1/15	2,290,000	2,327,922
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/15	1,000,000	1,020,810
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/16	5,000,000	5,336,500
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/17	5,000,000	5,550,450
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/18	3,000,000	3,436,380

California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/19	7,000,000	8,225,140
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/21	3,000,000	3,573,570
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/22	18,000,000	21,441,420
California Department of Water Resources Power Supply Rev., Series 2010 M, 4.00%, 5/1/15	7,275,000	7,395,474
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/15	4,000,000	4,083,240
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/16	2,000,000	2,134,600
California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/20(3)	14,215,000	17,067,382
California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/21	13,300,000	16,176,258
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18	7,000,000	8,061,690
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/19(2)	4,505,000	5,326,171
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/22	2,000,000	2,139,000
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31	1,455,000	1,609,026
California Educational Facilities Authority Rev., (San Francisco University), 5.00%, 10/1/16	1,200,000	1,301,988
California Educational Facilities Authority Rev., (San Francisco University), 5.00%, 10/1/21	750,000	902,753
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/18	500,000	567,245
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/19	700,000	796,929
California Educational Facilities Authority Rev., (Santa Clara University), 5.25%, 4/1/23	2,000,000	2,264,320
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/15, Prerefunded at 100% of Par(2)	70,000	73,140
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/36	975,000	988,036
California Educational Facilities Authority Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24	2,100,000	2,428,146
California Educational Facilities Authority Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39	2,950,000	3,291,256
California Educational Facilities Authority Rev., Series 2010 A, (Loyola Marymount University), 5.00%, 10/1/30	1,365,000	1,535,912
California Educational Facilities Authority Rev., Series 2010 B, (Loyola Marymount University), VRN, 0.84%, 12/4/14	3,510,000	3,512,632
California Educational Facilities Authority Rev., Series 2012 A, (University of the Pacific), 4.50%, 11/1/15	1,240,000	1,287,814
California Educational Facilities Authority Rev., Series 2012 A, (University of the Pacific), 4.50%, 11/1/17	1,000,000	1,105,150
California GO, 5.00%, 9/1/15	9,115,000	9,451,708
California GO, 5.00%, 11/1/16 (Ambac)	1,575,000	1,713,726
California GO, 5.00%, 10/1/17	2,170,000	2,435,630
California GO, 5.50%, 4/1/18	2,535,000	2,928,457
California GO, 5.00%, 8/1/18	2,260,000	2,470,700
California GO, 5.00%, 9/1/18	1,000,000	1,152,820
California GO, 5.00%, 9/1/19	7,645,000	9,009,556
California GO, 5.00%, 3/1/20	1,690,000	1,895,166
California GO, 5.00%, 8/1/20	5,000,000	5,442,250
California GO, 5.25%, 10/1/20	5,000,000	5,969,150
California GO, 5.00%, 3/1/22	5,000,000	5,292,450
California GO, 5.00%, 9/1/22	2,000,000	2,435,260
California GO, 5.50%, 4/1/24	4,600,000	5,448,194
California GO, 5.00%, 8/1/24	1,260,000	1,363,194
California GO, 5.00%, 12/1/26	1,045,000	1,246,413
California GO, 5.00%, 2/1/27	14,000,000	16,390,220
California GO, 5.00%, 2/1/28	5,795,000	6,727,473
California GO, 5.75%, 4/1/28	5,000,000	5,949,050
California GO, 5.00%, 11/1/29	2,625,000	3,072,562
California GO, 5.75%, 4/1/31	5,000,000	5,893,300
California GO, 5.00%, 11/1/32	1,890,000	2,070,911
California GO, 6.50%, 4/1/33	5,000,000	6,109,400
California GO, 6.00%, 4/1/38	3,000,000	3,596,790
California GO, Series 2004 B-4, (Kindergarten), VRDN, 0.02%, 12/4/14 (LOC: Citibank N.A.)	2,200,000	2,200,000

California GO, Series 2012 B, VRN, 0.94%, 12/4/14	2,000,000	2,031,600
California GO, Series 2012 B, VRN, 1.04%, 12/4/14	800,000	815,464
California GO, Series 2012 B, VRN, 1.19%, 12/4/14	960,000	982,406
California GO, VRDN, 4.00%, 12/1/16	3,000,000	3,162,000
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/18	1,000,000	1,149,330
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/19	735,000	862,082
California Health Facilities Financing Authority Rev., (NCROC Paradise Valley Estates), 5.70%, 12/1/24 (Ambac/California Mortgage Insurance)	1,455,000	1,690,943
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	2,000,000	2,042,060
California Health Facilities Financing Authority Rev., Series 2008 A, (Scripps Health), 5.00%, 10/1/17	1,400,000	1,574,342
California Health Facilities Financing Authority Rev., Series 2008 A, (Sutter Health), 5.50%, 8/15/17	1,000,000	1,136,150
California Health Facilities Financing Authority Rev., Series 2008 A, (Sutter Health), 5.25%, 8/15/22	3,335,000	3,843,854
California Health Facilities Financing Authority Rev., Series 2008 B, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	2,200,000	2,246,266
California Health Facilities Financing Authority Rev., Series 2008 C, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,500,000	1,531,545
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.25%, 10/1/18, Prerefunded at 100% of Par(2)	3,250,000	3,924,180
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	40,000	48,676
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	2,085,000	2,537,216
California Health Facilities Financing Authority Rev., Series 2008 H, (Catholic Healthcare West), 5.125%, 7/1/15, Prerefunded at 100% of Par(2)	355,000	365,451
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 5.00%, 7/1/18	3,000,000	3,420,000
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.25%, 11/1/29	5,000,000	6,053,250
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.50%, 7/1/29	1,500,000	1,735,290
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.75%, 7/1/39	1,000,000	1,161,110
California Health Facilities Financing Authority Rev., Series 2009 C, (St. Joseph Health System), VRDN 5.00%, 10/18/22	2,500,000	3,010,675
California Health Facilities Financing Authority Rev., Series 2010 A, (Stanford Hospital), 5.00%, 11/15/25	2,000,000	2,307,300
California Health Facilities Financing Authority Rev., Series 2011 B, (St. Joseph Health System), VRDN, 0.03%, 12/1/14 (LOC: U.S. Bank N.A.)	4,750,000	4,750,000
California Health Facilities Financing Authority Rev., Series 2011 B, (Sutter Health), 6.00%, 8/15/42	1,000,000	1,205,630
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/18	1,305,000	1,505,578
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/22	1,650,000	1,955,547
California Health Facilities Financing Authority Rev., Series 2012 A, (Stanford Hospital & Clinics), 5.00%, 8/15/51	1,000,000	1,108,790
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	890,000	1,007,694
California Health Facilities Financing Authority Rev., Series 2013 A, (Sutter Health), 5.00%, 8/15/52	4,500,000	4,983,345
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 0.06%, 12/4/14 (LOC: Rabobank Nederland N.V.)	1,520,000	1,520,000
California Infrastructure & Economic Development Bank Rev., Series 2000 A, (Scripps Research Institute), 5.625%, 7/1/20	790,000	793,405
California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridges Seismic Retrofit 1st Lien), 5.125%, 7/1/26, Prerefunded at 100% of Par (Ambac)(2)	5,000,000	6,525,000
California Infrastructure & Economic Development Bank Rev., Series 2010 A, (University of California, San Francisco Neuroscience Building), 5.00%, 5/15/22	3,735,000	4,426,573
California Infrastructure & Economic Development Bank Rev., Series 2012 A-1, (J. Paul Getty Trust), 4.00%, 10/1/15	975,000	1,006,688
California Infrastructure & Economic Development Bank Rev., Series 2012 B-1, (J. Paul Getty Trust), VRDN, 0.34%, 12/4/14	7,500,000	7,500,600
California Infrastructure & Economic Development Bank Rev., Series 2013 A, (Los Angeles County Museum of Art Project), VRDN, 1.86%, 12/4/14	3,000,000	3,091,350
California Municipal Finance Authority Rev., (Biola University), 5.00%, 10/1/18	1,000,000	1,118,230

California Municipal Finance Authority Rev., (Community Hospitals Central), 5.00%, 2/1/17	2,000,000	2,156,480
California Municipal Finance Authority Rev., Series 2007, (Loma Linda University), 5.00%, 4/1/23	1,145,000	1,211,433
California Municipal Finance Authority Rev., Series 2007, (Loma Linda University), 5.00%, 4/1/28	2,000,000	2,086,260
California Municipal Finance Authority Rev., Series 2010 A, (Eisenhower Medical Center), 5.00%, 7/1/19	605,000	684,237
California Municipal Finance Authority Rev., Series 2010 A, (Eisenhower Medical Center), 5.25%, 7/1/21	1,760,000	2,032,466
California Municipal Finance Authority Rev., Series 2010 A, (University of Louisiana Verne), 5.00%, 6/1/17	2,290,000	2,480,574
California Municipal Finance Authority Rev., Series 2011, (Emerson College), 5.75%, 1/1/33	2,250,000	2,601,337
California Municipal Finance Authority Rev., Series 2011, (Emerson College), 6.00%, 1/1/42	1,000,000	1,165,660
California Pollution Control Financing Authority Rev., Series 1996 C, (Pacific Gas & Electric Company), VRDN, 0.03%, 12/1/14 (LOC: JPMorgan Chase Bank N.A.)	6,800,000	6,800,000
California Pollution Control Financing Authority Rev., Series 1996 F, (Pacific Gas & Electric Company), VRDN, 0.02%, 12/1/14 (LOC: JPMorgan Chase Bank N.A.)	4,100,000	4,100,000
California Public Works Board Lease Rev., Series 2005 A, (Department of General Services - Butterfield), 5.00%, 6/1/15	1,450,000	1,485,655
California Public Works Board Lease Rev., Series 2006 A, (California State University), 5.00%, 10/1/16 (NATL-RE/FGIC)	1,500,000	1,626,030
California Public Works Board Lease Rev., Series 2009 A, (Department of General Services - Building 8 & 9), 6.25%, 4/1/34	2,435,000	2,926,773
California Public Works Board Lease Rev., Series 2009 B, (Department of Education - Riverside Campus), 6.00%, 4/1/27	2,130,000	2,546,436
California Public Works Board Lease Rev., Series 2009 I-1, (Various Capital Projects), 6.375%, 11/1/34	2,500,000	3,075,775
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.00%, 12/1/15	4,000,000	4,194,760
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.25%, 12/1/26	2,000,000	2,398,240
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/15	4,000,000	4,066,320
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/21	3,000,000	3,561,570
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/22	2,100,000	2,511,957
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/23	2,000,000	2,355,820
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	1,800,000	2,113,596
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	4,545,000	5,135,032
California Public Works Board Lease Rev., Series 2012 D, 5.00%, 9/1/36	1,000,000	1,125,310
California Public Works Board Lease Rev., Series 2012 G, (Various Capital Projects), 4.00%, 11/1/17	1,250,000	1,367,350
California Public Works Board Lease Rev., Series 2013 H, (California State University Project), 5.00%, 9/1/38	4,500,000	5,039,370
California Public Works Board Lease Rev., Series 2013 I, (Various Capital Projects), 5.00%, 11/1/38	2,400,000	2,700,288
California Public Works Board Lease Rev., Series 2014 A, 5.00%, 9/1/25	5,000,000	6,019,400
California School Cash Reserve Program Authority Rev., Series 2014 G, 2.00%, 2/27/15	5,000,000	5,021,600
California State University Systemwide Rev., Series 2011 A, 5.00%, 11/1/20	1,250,000	1,505,475
California State University Systemwide Rev., Series 2011 A, 5.00%, 11/1/24	5,000,000	5,944,000
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.00%, 11/1/16	750,000	814,110
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.00%, 11/1/17	815,000	910,811
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.00%, 11/1/18	515,000	588,727
California Statewide Communities Development Authority Rev., (John Muir Health), 5.00%, 7/1/20	2,225,000	2,548,003
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRDN, 1.375%, 4/2/18	1,775,000	1,789,786
California Statewide Communities Development Authority Rev., (St. Joseph Remarketing), 5.125%, 7/1/24 (NATL-RE)	2,000,000	2,259,240
California Statewide Communities Development Authority Rev., (Trinity Health Corp.), 5.00%, 12/1/41	1,570,000	1,732,165
California Statewide Communities Development Authority Rev., Series 2002 B, (Pooled Financing Program), 5.20%, 10/1/18 (AGM)	440,000	441,742
California Statewide Communities Development Authority Rev., Series 2007 A, (California Baptist University), 5.30%, 11/1/18	1,480,000	1,602,263
California Statewide Communities Development Authority Rev., Series 2007 A, (California Baptist University), 5.40%, 11/1/27	1,000,000	1,044,080
California Statewide Communities Development Authority Rev., Series 2007 A, (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/1/17, Prerefunded at 100% of Par (California Mortgage Insurance)(2)	1,000,000	1,124,680

California Statewide Communities Development Authority Rev., Series 2007 A, (Valleycare Health System), 4.80%, 7/15/17	1,980,000	2,123,966
California Statewide Communities Development Authority Rev., Series 2007 A, (Valleycare Health System), 5.00%, 7/15/22	2,460,000	2,569,495
California Statewide Communities Development Authority Rev., Series 2008 A, (John Muir Health), VRDN, 0.02%, 12/1/14 (LOC: Wells Fargo Bank N.A.)	2,200,000	2,200,000
California Statewide Communities Development Authority Rev., Series 2008 C, (John Muir Health), VRDN, 0.03%, 12/1/14 (LOC: Wells Fargo Bank N.A.)	1,100,000	1,100,000
California Statewide Communities Development Authority Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/19	1,450,000	1,689,105
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	8,400,000	9,267,804
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/22(4)	475,000	561,156
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/23(4)	600,000	710,238
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/24(4)	750,000	895,253
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/25(4)	800,000	940,520
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/26(4)	885,000	1,027,972
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/27(4)	1,880,000	2,165,929
California Statewide Communities Development Authority Rev., Series 2014 B, (Los Angeles Jewish Home), 3.00%, 8/1/21 (GA: Jewish Home Foundation)	3,900,000	4,004,754
Calleguas-Las Virgenes Public Financing Authority Rev., Series 2007 A, (Municipal Water District), 5.00%, 7/1/16, Prerefunded at 100% of Par (NATL-RE/FGIC)(2)	1,000,000	1,073,990
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 87-1), 5.00%, 9/1/18 (Ambac)	3,115,000	3,339,560
Carson Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, (Merged and Amended Project Area), 4.00%, 10/1/15	625,000	644,800
Carson Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, (Merged and Amended Project Area), 4.00%, 10/1/16	525,000	558,789
Carson Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, (Merged and Amended Project Area), 4.00%, 10/1/17	675,000	736,850
Carson Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, (Project Area No. 1), 5.00%, 10/1/19 (AGM)	315,000	363,901
Chaffey Joint Union High School District GO, Series 2013 A, (Election of 2012), 5.00%, 8/1/30	3,125,000	3,657,687
Chaffey Joint Union High School District GO, Series 2013 A, (Election of 2012), 5.00%, 8/1/32	1,220,000	1,418,762
Chula Vista Rev., Series 2006 A, (San Diego Gas and Electric), 1.65%, 7/1/18	8,165,000	8,214,970
City of Fontana Special Tax Rev., (Community Facilities District No. 22), 4.00%, 9/1/18	740,000	801,035
City of Fontana Special Tax Rev., (Community Facilities District No. 22), 4.00%, 9/1/19	390,000	423,989
City of Fontana Special Tax Rev., (Community Facilities District No. 22), 5.00%, 9/1/20	545,000	620,859
City of Fontana Special Tax Rev., (Community Facilities District No. 22), 5.00%, 9/1/22	520,000	600,558
City of Fontana Special Tax Rev., (Community Facilities District No. 22), 5.00%, 9/1/24	575,000	672,865
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 13-3), 5.00%, 9/1/39	1,000,000	1,117,200
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/17	850,000	921,774
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/18	875,000	963,366
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/19	1,400,000	1,559,362
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 87-8), VRDN, 0.04%, 12/1/14 (LOC: State Street Bank & Trust Co.)	500,000	500,000
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 94-15), VRDN, 0.04%, 12/1/14 (LOC: State Street Bank & Trust Co.)	1,300,000	1,300,000
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., Series 2006 B, (Assessment District No. 3-19), VRDN, 0.04%, 12/1/14 (LOC: U.S. Bank N.A.)	6,900,000	6,900,000
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., Series 2011 A, (Assessment District No. 5-21), VRDN, 0.04%, 12/1/14 (LOC: U.S. Bank N.A.)(5)	3,100,000	3,100,000
City of La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/20	640,000	726,605
City of La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/21	315,000	359,056

City of La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/22	225,000	256,581
Clovis Unified School District GO, Capital Appreciation, Series 2004 A, (Election of 2004), 0.00%, 8/1/24 (NATL-RE)(1)	5,935,000	4,435,285
East Bay Municipal Utility District Rev., Series 2012 B, 4.00%, 6/1/15	1,185,000	1,208,487
East Side Union High School District GO, Series 2012, 5.00%, 8/1/25	1,405,000	1,653,432
East Side Union High School District GO, Series 2013, 5.00%, 8/1/29	2,450,000	2,847,120
Eastern Municipal Water District Water & Sewer COP, Series 2008 H, 5.00%, 7/1/24	1,000,000	1,133,150
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 5.00%, 7/1/15	600,000	617,256
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/16	600,000	635,274
Fairfield Redevelopment Agency Tax Allocation Rev., 4.00%, 8/1/16	1,525,000	1,615,005
Folsom Cordova Unified School District No. 2 Facilities Improvement GO, 4.00%, 10/1/15	570,000	588,497
Folsom Cordova Unified School District No. 4 Facilities Improvement GO, Series 2014 A, (Election of 2012), 4.00%, 10/1/15	605,000	624,112
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 A, 6.00%, 1/15/49	3,000,000	3,487,920
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 B-1, VRDN, 5.00%, 1/15/18	3,750,000	4,090,012
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 B-2, VRDN, 5.00%, 1/15/20	5,000,000	5,600,700
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 B-3, VRDN, 5.50%, 1/15/23	2,750,000	3,182,162
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 C, 6.25%, 1/15/33	3,000,000	3,549,720
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 1995 A, (Senior Lien), 0.00%, 1/1/26(1)(2)	10,000,000	7,717,200
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2014 A, 0.00%, 1/15/24(6)	1,600,000	1,025,968
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2014 A, 0.00%, 1/15/42(1)	4,820,000	1,052,929
Franklin-McKinley School District GO, Series 2005 A, (Election of 2004), 5.00%, 8/1/15, Prerefunded at 100% of Par (FGIC)(2)	1,150,000	1,187,766
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 4.50%, 6/1/27	1,270,000	1,199,718
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.00%, 6/1/33	1,250,000	1,035,738
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/21	1,000,000	1,199,350
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/29	2,000,000	2,295,980
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/30	2,000,000	2,284,680
Golden State Tobacco Securitization Corp. Settlement Rev., Capital Appreciation, Series 2005 A, 0.00%, 6/1/25 (AGM)(1)	2,000,000	1,458,620
Grossmont-Cuyamaca Community College District GO, Series 2013 A, (Election of 2012), 5.00%, 8/1/25	680,000	824,371
Grossmont-Cuyamaca Community College District GO, Series 2013 A, (Election of 2012), 5.00%, 8/1/26	685,000	821,932
Grossmont-Cuyamaca Community College District GO, Series 2013 A, (Election of 2012), 5.25%, 8/1/27	750,000	911,453
Hayward Area Recreation and Park District COP, 5.125%, 1/1/39	1,750,000	1,970,482
Huntington Beach Union High School District GO, 5.00%, 8/1/26	3,030,000	3,659,392
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.25%, 9/1/37	1,110,000	1,267,609
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/44	1,175,000	1,294,239
Irvine Unified School District Financing Authority Special Tax Rev., Series 2006 A, (Group II), 4.75%, 9/1/16	600,000	618,852
Irvine Unified School District Financing Authority Special Tax Rev., Series 2006 A, (Group II), 5.00%, 9/1/20	745,000	767,402
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/23	625,000	744,394
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/24	680,000	809,166
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/25	1,000,000	1,176,850
La Quinta Redevelopment Successor Agency Tax Allocation Rev., Series 2013 A, (La Quinta Redevelopment Project Areas 1&2), 5.00%, 9/1/19	1,150,000	1,330,976
La Quinta Redevelopment Successor Agency Tax Allocation Rev., Series 2013 A, (La Quinta Redevelopment Project Areas 1&2), 5.00%, 9/1/20	1,045,000	1,221,783
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.00%, 11/15/35	1,215,000	1,405,184
Long Beach Harbor Rev., Series 2014 C, 5.00%, 11/15/18	22,000,000	25,539,580
Los Alamitos Unified School District COP, Capital Appreciation, (Capital Projects), 0.00%, 8/1/24(6)	2,100,000	1,530,228
Los Altos Elementary School District GO, 5.00%, 8/1/16, Prerefunded at 100% of Par (Ambac)(2)	1,045,000	1,126,719
Los Altos Elementary School District GO, 5.00%, 8/1/19 (Ambac)	1,455,000	1,566,133
Los Angeles Community College District GO, Series 2007 A, (Election of 2001), 5.00%, 8/1/32 (NATL-RE/FGIC)	2,000,000	2,196,620

Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/21	1,195,000	1,421,453
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/22	1,000,000	1,200,900
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/23	1,955,000	2,359,489
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., Series 2008 B, (Proposition A), 5.00%, 7/1/31	1,000,000	1,113,210
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., Series 2010 A, (General Union Station), 5.00%, 7/1/20	3,000,000	3,548,790
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., Series 2013 A, (Proposition A), 5.00%, 7/1/21	2,470,000	3,017,673
Los Angeles County Redevelopment Authority Tax Allocation Rev., Series 2013 D, (Redevelopment Project Areas), 4.00%, 9/1/15	2,000,000	2,055,100
Los Angeles County Redevelopment Authority Tax Allocation Rev., Series 2013 D, (Redevelopment Project Areas), 5.00%, 9/1/16	2,000,000	2,153,460
Los Angeles County Redevelopment Authority Tax Allocation Rev., Capital Appreciation, Series 2013 E, (Covina Revitalization Redevelopment Project No. 1), 0.00%, 12/1/19 (AGM)(1)	1,500,000	1,358,025
Los Angeles County Regional Financing Authority Rev., Series 2014 B-1, (MonteCedro Inc.), 2.50%, 11/15/20	2,000,000	2,031,640
Los Angeles County Regional Financing Authority Rev., Series 2014 B-1, (MonteCedro Inc.), 3.00%, 11/15/20	950,000	970,216
Los Angeles County Regional Financing Authority Rev., Series 2014 B-1, (MonteCedro Inc.), 3.00%, 11/15/21	1,170,000	1,191,060
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.00%, 5/15/18	750,000	858,683
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	3,000,000	3,401,220
Los Angeles Department of Airports Rev., Series 2010 D, (Los Angeles International Airport), 5.00%, 5/15/24	3,040,000	3,592,368
Los Angeles Department of Water & Power Rev., Series 2008 A-2, (Power System), 5.25%, 7/1/32	3,535,000	3,982,955
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 4.00%, 7/1/16	1,000,000	1,060,110
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 5.00%, 7/1/18	780,000	897,702
Los Angeles Department of Water & Power Rev., Series 2012 A, (Power System), 5.00%, 7/1/26	1,000,000	1,180,590
Los Angeles Department of Water & Power Rev., Series 2012 C, (Power System), 5.00%, 1/1/16	8,750,000	9,108,750
Los Angeles Department of Water & Power Rev., Series 2013 B, (Power System), 5.00%, 7/1/27	6,470,000	7,727,380
Los Angeles Department of Water & Power Rev., Series 2014 B, (Power System), 5.00%, 7/1/25	700,000	849,772
Los Angeles Department of Water & Power Rev., Series 2014 B, (Power System), 5.00%, 7/1/26	1,300,000	1,568,099
Los Angeles Department of Water & Power Waterworks Rev., Series 2008 A-1, (Power System), 5.25%, 7/1/38	5,000,000	5,594,550
Los Angeles Department of Water & Power Waterworks Rev., Series 2012 C, (Power System), 5.00%, 7/1/24	1,500,000	1,804,950
Los Angeles Harbor Department Rev., Series 2011 B, 5.00%, 8/1/24	1,225,000	1,478,844
Los Angeles Municipal Improvement Corp. Rev., Series 2012 C, 5.00%, 3/1/25	3,000,000	3,480,240
Los Angeles Unified School District COP, Series 2012 A, (Headquarters Building Project), 5.00%, 10/1/21	2,820,000	3,386,820
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/29	1,700,000	1,967,444
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/16, Prerefunded at 100% of Par (FGIC)(2)	4,000,000	4,296,640
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/16, Prerefunded at 100% of Par (FGIC)(2)	175,000	188,036
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/18 (FGIC)	1,055,000	1,131,751
Los Angeles Unified School District GO, Series 2007 H, (Election of 2004), 5.00%, 7/1/32 (AGM)	2,000,000	2,180,480
Los Angeles Unified School District GO, Series 2009 I, (Election of 2004), 5.00%, 7/1/29	4,000,000	4,585,440
Los Angeles Unified School District GO, Series 2010 KRY, 5.25%, 7/1/26	3,000,000	3,550,830
Los Angeles Unified School District GO, Series 2011 A-1, 4.00%, 7/1/17	1,000,000	1,089,870
Los Angeles Unified School District GO, Series 2011 A-1, 5.00%, 7/1/18	2,565,000	2,944,184
Los Angeles Unified School District GO, Series 2011 A-1, 5.00%, 7/1/24	5,140,000	6,084,321
Los Angeles Unified School District GO, Series 2011 A-2, 5.00%, 7/1/21	3,000,000	3,632,640
Los Angeles Unified School District GO, Series 2014 B, 5.00%, 7/1/18	6,665,000	7,650,287
Los Angeles Unified School District GO, Series 2014 C, 5.00%, 7/1/30	1,155,000	1,371,158
Los Angeles Wastewater System Rev., Series 2009 A, 5.75%, 6/1/34	2,975,000	3,502,170
M-S-R Energy Authority Rev., Series 2009 B, 7.00%, 11/1/34 (GA: Citigroup, Inc.)	5,000,000	7,012,050
Metropolitan Water District of Southern California Rev., Series 2011 A-2, VRDN, 0.19%, 12/4/14	2,000,000	1,999,780

Metropolitan Water District of Southern California Rev., Series 2011 A-4, VRDN, 0.19%, 12/4/14	2,000,000	1,999,780
Metropolitan Water District of Southern California Rev., Series 2012 B-2, VRDN, 0.39%, 12/4/14	13,755,000	13,760,915
Mount San Antonio Community College District GO, Capital Appreciation, Series 2005 A, (Election of 2001), 0.00%, 8/1/16 (NATL-RE)(1)(2)	5,000,000	4,979,350
Mount San Antonio Community College District GO, Series 2013 A, (Election of 2008), 5.00%, 8/1/34	2,000,000	2,320,840
Murrieta Public Financing Authority Special Tax Rev., 5.00%, 9/1/17	1,000,000	1,099,270
Murrieta Public Financing Authority Special Tax Rev., 5.00%, 9/1/21	1,200,000	1,393,116
Natomas Unified School District GO, 5.00%, 9/1/26 (BAM)	1,785,000	2,065,281
Newark Unified School District GO, Series 2014 B, 5.00%, 8/1/44	6,030,000	6,727,309
Newport Beach Rev., Series 2011 A, (Hoag Memorial Hospital Presbyterian), 6.00%, 12/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,280,100
North Lake Tahoe Public Financing Authority Rev., 4.00%, 12/1/19	1,000,000	1,129,970
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/16	1,000,000	1,075,990
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/19	2,000,000	2,307,660
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/20	1,515,000	1,753,552
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/21	2,050,000	2,333,392
Northern California Power Agency Rev., Series 2010 A, 5.25%, 8/1/22	4,250,000	4,905,775
Northern California Power Agency Rev., Series 2012 A, 5.00%, 7/1/26	1,750,000	2,044,875
Northern California Power Agency Rev., Series 2012 A, 5.00%, 7/1/27	2,000,000	2,322,000
Oakland Sewer Rev., Series 2014 A, 5.00%, 6/15/26	1,200,000	1,450,656
Oakland Unified School District Alameda County GO, (Election of 2000), 5.00%, 8/1/15 (NATL-RE)	1,000,000	1,029,470
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.00%, 8/1/22	750,000	845,820
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.50%, 8/1/32	2,150,000	2,416,342
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	1,410,000	1,743,465
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 4.00%, 2/1/15	1,350,000	1,358,951
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/18	3,145,000	3,539,697
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/25	4,065,000	4,699,181
Ontario Public Financing Authority Rev., 5.00%, 7/1/43	2,000,000	2,275,740
Orange County Community Facilities District Special Tax Rev., Series 2014 A, (Ladera Ranch), 5.00%, 8/15/28	1,960,000	2,244,945
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.45%, 9/2/15	280,000	285,466
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.55%, 9/2/16	210,000	213,984
Orange County Sanitation District Rev., Series 2014 B, 4.00%, 11/15/16	13,000,000	13,917,410
Orange County Sanitation District COP, Series 2007 B, 5.00%, 2/1/17, Prerefunded at 100% of Par (AGM)(2)	2,750,000	3,020,875
Orange County Transportation Authority Rev., (Senior Lien 91 Express Lanes), 5.00%, 8/15/24	1,000,000	1,198,010
Orange County Water District Rev., Series 2013 A, 5.00%, 8/15/33	4,000,000	4,704,840
Oxnard Financing Authority Rev., 5.00%, 6/1/25 (AGM)	2,000,000	2,346,420
Oxnard Financing Authority Rev., 5.00%, 6/1/26 (AGM)	3,690,000	4,288,592
Oxnard Financing Authority Rev., 5.00%, 6/1/28 (AGM)	1,515,000	1,735,039
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	1,000,000	1,131,230
Palm Springs Financing Authority Lease Rev., Series 2012 B, (Downtown Revitalization Project), 4.00%, 6/1/16	1,335,000	1,401,536
Palm Springs Financing Authority Lease Rev., Series 2012 B, (Downtown Revitalization Project), 5.00%, 6/1/23	1,230,000	1,450,859
Palomar Pomerado Health Care District COP, 5.25%, 11/1/21	1,000,000	1,064,240
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	1,120,000	1,169,773
Palomar Pomerado Health GO, Capital Appreciation, 0.00%, 8/1/18 (NATL-RE)(1)	3,615,000	3,429,261
Palomar Pomerado Health GO, Capital Appreciation, Series 2009 A, (Election of 2004), 0.00%, 8/1/19 (AGC)(6)	1,660,000	1,691,424
Peralta Community College District GO, 5.00%, 8/1/17	2,085,000	2,329,821
Peralta Community College District GO, 5.00%, 8/1/22	2,145,000	2,626,488
Pittsburg Redevelopment Agency Tax Allocation Rev., Series 2004 A, (Los Medanos Community), VRDN, 0.04%, 12/1/14 (LOC: State Street Bank & Trust Co. and California State Teacher's Retirement System)	1,300,000	1,300,000

Port of Oakland Rev., Series 2007 C, 5.00%, 11/1/16 (NATL-RE)	1,270,000	1,383,995
Port of Oakland Rev., Series 2007 C, (Intermediate Lien), 5.00%, 11/1/17 (NATL-RE)	2,375,000	2,678,834
Porterville Public Financing Authority Sewer Rev., 5.625%, 10/1/36	2,500,000	2,907,275
Poway Unified School District GO, Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/41(1)	2,780,000	822,074
Poway Unified School District Public Financing Authority Special Tax Rev., 5.00%, 9/15/19 (Ambac)	1,155,000	1,257,922
Poway Unified School District Public Financing Authority Special Tax Rev., 5.00%, 9/15/20 (Ambac)	1,210,000	1,309,111
Rancho Mirage Joint Powers Financing Authority Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/15	1,505,000	1,542,866
Rancho Mirage Joint Powers Financing Authority Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/21	1,000,000	1,067,680
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.125%, 9/1/22	790,000	922,546
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.25%, 9/1/23	1,300,000	1,516,437
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.375%, 9/1/24	1,410,000	1,635,360
Riverside County Asset Leasing Corp. Rev., Series 2013 A, (Public Defender and Probation Building), 5.00%, 11/1/43	1,000,000	1,103,220
Riverside County COP, Series 2007 A, (Public Safety Communication), 5.00%, 11/1/15 (Ambac)	3,035,000	3,160,801
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.50%, 10/1/40	935,000	1,098,429
Riverside County Transportation Commission Rev., Series 2013 A, (Limited Tax), 5.25%, 6/1/39(3)	1,335,000	1,550,923
Sacramento City Financing Authority Lease Rev., Series 1993 A, 5.40%, 11/1/20 (Ambac)	3,000,000	3,341,910
Sacramento City Financing Authority Rev., 5.00%, 12/1/16 (NATL-RE/FGIC)	2,500,000	2,617,925
Sacramento County Airport System Rev., 5.00%, 7/1/20	1,000,000	1,171,530
Sacramento County Airport System Rev., 5.00%, 7/1/23	1,000,000	1,145,140
Sacramento County Airport System Rev., 5.00%, 7/1/24	1,000,000	1,159,970
Sacramento County Airport System Rev., Series 2009 B, 4.25%, 7/1/16	1,000,000	1,058,960
Sacramento County Sanitation Districts Financing Authority Rev., Series 2007 A, 5.25%, 12/1/21 (NATL-RE/FGIC)	1,000,000	1,233,720
Sacramento County Sanitation Districts Financing Authority Rev., Series 2007 B, VRN, 0.69%, 12/1/14 (NATL-RE/FGIC)	2,500,000	2,313,200
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.70%, 7/1/17 (Ambac)	3,105,000	3,526,007
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.25%, 7/1/24 (Ambac)	3,000,000	3,584,340
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/24	1,500,000	1,817,640
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/25	5,000,000	5,995,650
Sacramento Regional Transit District Rev., (Farebox Revenue), 3.00%, 3/1/15	840,000	845,964
Sacramento Regional Transit District Rev., (Farebox Revenue), 4.00%, 3/1/16	440,000	458,735
Sacramento Regional Transit District Rev., (Farebox Revenue), 4.00%, 3/1/17	1,000,000	1,068,640
Sacramento Regional Transit District Rev., (Farebox Revenue), 5.00%, 3/1/18	250,000	280,085
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.25%, 8/1/18	350,000	403,785
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.50%, 8/1/18, Prerefunded at 100% of Par(2)	300,000	350,559
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/18, Prerefunded at 100% of Par(2)	8,000,000	9,564,960
San Bernardino Community College District GO, Capital Appreciation, Series 2009 B, (Election of 2008), 0.00%, 8/1/34(1)	9,840,000	9,484,382
San Buenaventura Rev., (Community Memorial Health System), 8.00%, 12/1/26	2,000,000	2,583,880
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	1,200,000	1,442,292
San Diego Community College District GO, (Election of 2002), 5.00%, 8/1/30	3,000,000	3,552,000
San Diego Convention Center Expansion Financing Authority Rev., Series 2012 A, 4.00%, 4/15/17	1,250,000	1,345,375
San Diego Convention Center Expansion Financing Authority Rev., Series 2012 A, 4.00%, 4/15/18	1,160,000	1,266,940
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/19	1,290,000	1,496,129
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/21	2,000,000	2,329,180
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/34	750,000	841,313
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/40	740,000	825,818
San Diego County Regional Airport Authority Rev., Series 2013 A, 4.00%, 7/1/18	300,000	333,189
San Diego County Regional Airport Authority Rev., Series 2013 A, 4.00%, 7/1/19	400,000	450,556
San Diego County Regional Transportation Commission Rev., Series 2012 A, 5.00%, 4/1/21	5,940,000	7,220,367

San Diego County Water Authority Rev., Series 2011 S-1, (Subordinate Lien), 5.00%, 7/1/16	2,780,000	2,977,575
San Diego Public Facilities Financing Authority Rev., Series 2009 A, 5.00%, 8/1/21	1,000,000	1,143,810
San Diego Public Facilities Financing Authority Rev., Series 2009 B, 5.00%, 5/15/22	3,680,000	4,303,650
San Diego Public Facilities Financing Authority Tax Allocation Rev., Series 2007 B, (Southcrest and Central Imperial Redevelopment), 5.125%, 10/1/22 (Radian)	1,230,000	1,289,507
San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/21	2,000,000	2,428,620
San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/24	2,000,000	2,415,780
San Diego Public Facilities Financing Sewer Authority Rev., Series 2010 A, 5.25%, 5/15/24	3,400,000	4,015,230
San Diego Unified Port District Rev., Series 2013 A, 5.00%, 9/1/23	250,000	301,825
San Diego Unified Port District Rev., Series 2013 A, 5.00%, 9/1/26	750,000	876,173
San Diego Unified School District GO, Capital Appreciation, Series 2010 C, (Election of 2008), 0.00%, 7/1/36(1)	7,895,000	3,130,762
San Francisco Bay Area Rapid Transit District Rev., Series 2012 A, 5.00%, 7/1/24	500,000	599,320
San Francisco Bay Area Rapid Transit District Rev., Series 2012 A, 5.00%, 7/1/25	500,000	595,460
San Francisco Bay Area Rapid Transit District Rev., Series 2012 A, 5.00%, 7/1/26	1,000,000	1,184,400
San Francisco City and County Airports Commission Rev., Series 2008-34D, (San Francisco International Airport), 5.00%, 5/1/17 (AGC)	3,375,000	3,747,431
San Francisco City and County Airports Commission Rev., Series 2008-34D, (San Francisco International Airport), 5.00%, 5/1/18 (AGC)	2,000,000	2,290,940
San Francisco City and County Airports Commission Rev., Series 2009 D, (San Francisco International Airport), 4.00%, 5/1/24	1,625,000	1,836,591
San Francisco City and County Airports Commission Rev., Series 2009 E, (San Francisco International Airport), 5.25%, 5/1/23	3,500,000	4,087,265
San Francisco City and County Airports Commission Rev., Series 2010 C, (San Francisco International Airport), (Governmental Purpose), 5.00%, 5/1/19	1,500,000	1,750,245
San Francisco City and County Airports Commission Rev., Series 2011 D, (San Francisco International Airport), 5.00%, 5/1/24	4,025,000	4,737,787
San Francisco City and County Airports Commission Rev., Series 2011 D, (San Francisco International Airport), 5.00%, 5/1/29	6,270,000	7,085,664
San Francisco City and County Airports Commission Rev., Series 2012 B, (San Francisco International Airport), 5.00%, 5/1/26	1,250,000	1,455,500
San Francisco City and County Airports Commission Rev., Series 2014 B, (San Francisco International Airport), 5.00%, 5/1/44	1,200,000	1,353,180
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/17	2,440,000	2,694,394
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29	1,170,000	1,331,987
San Francisco City and County COP, Series 2010 A, 5.00%, 10/1/19	2,930,000	3,450,602
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 10/1/21	5,000,000	6,087,500
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 11/1/28	2,780,000	3,229,220
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/15	420,000	430,853
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/16	440,000	465,797
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/17	465,000	505,055
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.50%, 8/1/18	485,000	544,626
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.00%, 8/1/19	510,000	608,216
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.00%, 8/1/20	515,000	623,541
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/21	460,000	533,738
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/26	425,000	487,505
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/27	550,000	628,144
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/28	370,000	419,913

San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/43	1,000,000	1,102,730
San Joaquin Hills Transportation Corridor Agency Rev., (Senior Lien), 5.00%, 1/1/33	2,000,000	2,002,200
San Joaquin Hills Transportation Corridor Agency Rev., (Senior Lien), 5.00%, 1/15/34	10,000,000	10,947,900
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/1/17(1)(2)	1,000,000	990,020
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/1/26(1)(2)	1,400,000	1,080,408
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, (Senior Lien), 0.00%, 1/1/16(1)(2)	15,000,000	14,973,000
San Jose Airport Rev., Series 2014 C, 5.00%, 3/1/27	1,295,000	1,518,608
San Jose Airport Rev., Series 2014 C, 5.00%, 3/1/28	1,500,000	1,746,810
San Jose Airport Rev., Series 2014 C, 5.00%, 3/1/30	1,750,000	2,022,597
San Jose Airport Rev., Series 2014 C, 5.00%, 3/1/31	1,000,000	1,153,160
San Mateo County Transportation District Sales Tax Rev., Series 1993 A, 5.25%, 6/1/18 (NATL-RE)	2,680,000	3,082,536
San Mateo Joint Powers Financing Authority Rev., (Maple Street Correctional Center), 5.00%, 6/15/17	860,000	958,616
San Mateo Joint Powers Financing Authority Rev., (Maple Street Correctional Center), 5.00%, 6/15/18	1,000,000	1,148,320
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 5.875%, 9/1/32	690,000	803,422
San Mateo Union High School District GO, Capital Appreciation, 0.00%, 2/15/15(1)(2)	7,090,000	7,087,660
San Ramon Valley Unified School District GO, (Election of 2002), 5.00%, 8/1/16, Prerefunded at 100% of Par (NATL-RE)(2)	1,000,000	1,077,320
Santa Clara County Financing Authority Lease Rev., Series 2012 A, (Capital Projects), 4.00%, 2/1/17	2,055,000	2,212,146
Santa Clara Electric Rev., Series 2011 A, 5.00%, 7/1/30	1,000,000	1,113,410
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 B, 5.00%, 4/1/20	4,000,000	4,773,280
Santa Fe Springs Community Development Commission Tax Allocation Rev., 5.375%, 9/1/16 (NATL-RE)	430,000	431,754
Santa Maria Joint Union High School District GO, 5.00%, 8/1/25	1,585,000	1,872,836
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.00%, 7/1/42	600,000	662,022
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.875%, 7/1/42	600,000	698,364
Santa Rosa Wastewater Rev., Capital Appreciation, Series 2002 B, 0.00%, 9/1/24 (Ambac)(1)	7,000,000	5,314,260
Shasta Lake Public Finance Authority Rev., 4.50%, 4/1/15	495,000	502,163
Shasta Lake Public Finance Authority Rev., 5.00%, 4/1/19	2,400,000	2,428,368
Shasta Lake Public Finance Authority Rev., 5.00%, 4/1/22	2,130,000	2,162,099
South Orange County Public Financing Authority Rev., (Juvenile Justice Center), 4.25%, 6/1/17	2,000,000	2,175,260
South Orange County Public Financing Authority Rev., (Juvenile Justice Center), 4.50%, 6/1/18	2,700,000	3,024,810
South Placer Wastewater Authority Rev., VRN, 0.37%, 12/4/14	3,350,000	3,349,564
South Tahoe Joint Powers Financing Authority Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/19 (Ambac)	50,000	51,170
Southern California Public Power Authority Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22	2,875,000	3,293,859
Southern California Public Power Authority Rev., Series 2008 B, (Southern Transmission), 6.00%, 7/1/27	2,000,000	2,351,840
Southern California Public Power Authority Rev., Series 2011 A, (Southern Transmission), 5.00%, 7/1/21	2,780,000	3,352,736
Southern California Public Power Authority Rev., Series 2012 A, 4.00%, 7/1/16	2,055,000	2,175,135
Southern California Public Power Authority Rev., Series 2012 A, 5.00%, 7/1/18	1,880,000	2,160,797
Southern California Public Power Authority Rev., Series 2013 A, (Southern Transmission), 5.00%, 7/1/18	2,000,000	2,298,720
Southern California Public Power Authority Rev., Series 2013 A, (Southern Transmission), 5.00%, 7/1/20	4,000,000	4,798,120
Stockton Public Financing Authority Rev., 5.00%, 9/1/22 (BAM)	1,410,000	1,678,845
Stockton Public Financing Authority Rev., 5.00%, 9/1/23 (BAM)	1,435,000	1,717,838
Stockton Public Financing Authority Rev., 5.00%, 9/1/24 (BAM)	1,090,000	1,311,183
Stockton Public Financing Authority Rev., 5.00%, 9/1/25 (BAM)	1,250,000	1,492,175
Stockton Public Financing Authority Rev., 5.00%, 9/1/26 (BAM)	1,495,000	1,764,504
Stockton Public Financing Authority Rev., Series 2010 A, (Delta Water Supply Project), 6.25%, 10/1/38	1,500,000	1,769,190
Stockton Unified School District GO, Series 2014 A, (Election of 2012), 4.00%, 8/1/15 (AGM)	700,000	718,074
Stockton Unified School District GO, Series 2014 A, (Election of 2012), 5.00%, 8/1/27 (AGM)	530,000	620,164
Stockton Unified School District GO, Series 2014 A, (Election of 2012), 5.00%, 8/1/28 (AGM)	255,000	295,800

Stockton Unified School District GO, Series 2014 A, (Election of 2012), 5.00%, 8/1/42 (AGM)	865,000	965,029
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/19 (BAM)	400,000	461,360
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/20 (BAM)	260,000	303,984
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/21 (BAM)	170,000	200,219
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/22 (BAM)	250,000	296,953
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/23 (BAM)	220,000	261,329
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/24 (BAM)	250,000	295,298
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.50%, 9/1/25 (BAM)	90,000	101,302
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/25 (BAM)	80,000	93,482
Tobacco Securitization Authority of Southern California Settlement Rev., Series 2006 A-1, 5.00%, 6/1/37	1,750,000	1,420,615
Tri-Dam Power Authority Rev., 4.00%, 11/1/15	1,310,000	1,340,798
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29	1,000,000	1,163,310
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.45%, 7/1/18 (AGM)	3,000,000	3,005,340
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	3,750,000	3,753,712
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	2,500,000	2,502,475
University of California Regents Medical Center Pooled Rev., Series 2008 D, 5.00%, 5/15/27	1,000,000	1,070,620
University of California Rev., Series 2009 O, 5.25%, 5/15/39	7,750,000	8,802,992
University of California Rev., Series 2009 Q, 5.25%, 5/15/23	2,000,000	2,244,340
University of California Rev., Series 2010 S, 5.00%, 5/15/20	1,405,000	1,610,931
University of California Rev., Series 2010 S, 5.00%, 5/15/40	1,250,000	1,394,625
University of California Rev., Series 2012 G, (Limited Project), 5.00%, 5/15/26	6,150,000	7,345,437
University of California Rev., Series 2012 G, (Limited Project), 5.00%, 5/15/42	1,640,000	1,836,341
University of California Rev., Series 2013 AF, 5.00%, 5/15/25	7,250,000	8,733,205
University of California Rev., Series 2013 AK, VRDN, 5.00%, 5/15/23	7,935,000	9,733,944
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	1,145,000	1,150,382
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	2,505,000	2,516,773
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	2,640,000	2,652,408
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	1,415,000	1,421,651
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	1,000,000	1,004,700
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	2,980,000	2,994,006
West Contra Costa Unified School District GO, Series 2014 A, 5.00%, 8/1/30	2,000,000	2,309,120
West Contra Costa Unified School District GO, Series 2014 A, 5.00%, 8/1/33	3,000,000	3,426,030
West Contra Costa Unified School District GO, Series 2014 A, 5.00%, 8/1/34	1,200,000	1,364,004
West Contra Costa Unified School District GO, Series 2014 A, 5.00%, 8/1/35	1,500,000	1,699,695
West Sacramento Financing Authority Special Tax Rev., Series 2006 A, 5.00%, 9/1/18 (XLCA)	1,500,000	1,691,385
West Sacramento Financing Authority Special Tax Rev., Series 2006 A, 5.00%, 9/1/19 (XLCA)	1,000,000	1,147,470
West Sacramento Financing Authority Special Tax Rev., Series 2006 A, 5.00%, 9/1/20 (XLCA)	1,200,000	1,394,472
Yosemite Community College District GO, Capital Appreciation, Series 2010 D, (Election of 2004), 0.00%, 8/1/38(1)	6,000,000	2,176,200
		1,336,551,110
Guam — 0.2%
Guam Government GO, Series 2009 A, 6.00%, 11/15/19	1,000,000	1,105,800
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/19 (AGM)	1,000,000	1,165,370
		2,271,170

Puerto Rico — 1.1%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/17	2,860,000	2,311,338
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	1,000,000	782,960
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	310,000	157,031
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/22	4,950,000	2,531,182
Puerto Rico GO, Series 2009 B, (Public Improvement), 6.00%, 7/1/39	3,500,000	2,580,550
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	1,500,000	1,084,500
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.00%, 7/1/41	1,000,000	685,130
Puerto Rico GO, Series 2014 A, (Public Improvement), 8.00%, 7/1/35	5,310,000	4,561,821
Puerto Rico Sales Tax Financing Corp. Rev., Capital Appreciation, Series 2011 A-1, 0.00%, 8/1/41(1)	2,280,000	269,815
		14,964,327
U.S. Virgin Islands — 0.3%
Virgin Islands Public Finance Authority Rev., Series 2014 C, 5.00%, 10/1/24	3,330,000	3,804,525
Virgin Islands Public Finance Authority Rev., Series 2014 C, 5.00%, 10/1/30	1,000,000	1,100,740
		4,905,265
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $1,278,330,916)		1,358,691,872
OTHER ASSETS AND LIABILITIES — 0.4%		5,679,799
TOTAL NET ASSETS — 100.0%		$1,364,371,671

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
245	U.S. Treasury Long Bonds	March 2015	34,943,125	(329,546)

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $628,389.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $3,100,000, which represented 0.2% of total net assets.

(6)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities and unrealized appreciation (depreciation) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of November 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,278,330,916
Gross tax appreciation of investments	84,867,815
Gross tax depreciation of investments	$(4,506,859)
Net tax appreciation (depreciation) of investments	$80,360,956

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
California Long-Term Tax-Free Fund
November 30, 2014

California Long-Term Tax-Free - Schedule of Investments
NOVEMBER 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.6%
California — 97.3%
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp HealthCare), 6.25%, 8/1/39	1,200,000	1,410,372
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2011 A, (Sharp HealthCare), 6.00%, 8/1/30	1,000,000	1,223,890
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2014 A, (Sharp HealthCare), 5.00%, 8/1/43	500,000	559,645
Alameda Corridor Transportation Authority Rev., Capital Appreciation, Series 1999 A, 0.00%, 10/1/32 (NATL-RE)(1)	1,000,000	473,870
Alameda Corridor Transportation Authority Rev., Capital Appreciation, Series 1999 A, 0.00%, 10/1/35 (NATL-RE)(1)	3,750,000	1,538,775
Alum Rock Union Elementary School District GO, Series 2013 A, (Election of 2012), 6.00%, 8/1/39	1,000,000	1,247,080
Anaheim Public Financing Authority Rev., (Electric System Distribution), 5.25%, 10/1/39	2,500,000	2,825,675
Anaheim Public Financing Authority Rev., Series 2011 A, (Electric System Distribution Facilities), 5.375%, 10/1/36	300,000	354,351
Anaheim Public Financing Authority Rev., Series 2014 A, 5.00%, 5/1/34	550,000	615,032
Anaheim Public Financing Authority Rev., Series 2014 A, 5.00%, 5/1/46	2,200,000	2,408,208
Bay Area Toll Authority Toll Bridge Rev., Series 2001 A, (San Francisco Bay Area), VRDN, 1.29%, 12/4/14	1,000,000	1,023,070
Bay Area Toll Authority Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/16, Prerefunded at 100% of Par(2)	3,000,000	3,189,060
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A-1, (San Francisco Bay Area), VRDN, 0.74%, 12/4/14	725,000	727,298
Bay Area Toll Authority Toll Bridge Rev., Series 2008 F-1, (San Francisco Bay Area), 5.00%, 4/1/18, Prerefunded at 100% of Par(2)	2,135,000	2,438,469
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G-1, (San Francisco Bay Area), VRDN, 1.14%, 12/4/14	1,250,000	1,275,900
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F-1, (San Francisco Bay Area), 5.25%, 4/1/27	1,500,000	1,751,505
Bay Area Toll Authority Toll Bridge Rev., Series 2013 S-4, (San Francisco Bay Area), 5.00%, 4/1/43	2,655,000	2,966,272
Brea Redevelopment Agency Tax Allocation Rev., 4.00%, 8/1/16	1,245,000	1,319,812
California Department of Water Resources Power Supply Rev., Series 2005 G-4, 5.00%, 5/1/16	1,450,000	1,547,585
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/21	2,500,000	2,849,900
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/15	2,000,000	2,041,620
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/18	2,000,000	2,290,920
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/22	1,275,000	1,518,767
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/15	1,525,000	1,556,735
California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/21	3,250,000	3,952,845
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/16	1,700,000	1,826,344
California Educational Facilities Authority Rev., (Harvey Mudd College), 5.25%, 12/1/41	2,000,000	2,261,600
California Educational Facilities Authority Rev., (Santa Clara University), 5.625%, 4/1/37	5,000,000	5,597,600
California Educational Facilities Authority Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39	2,000,000	2,231,360
California Educational Facilities Authority Rev., Series 2010 B, (Loyola Marymount University), VRN, 0.84%, 12/4/14	2,345,000	2,346,759
California GO, 5.00%, 2/1/27	3,000,000	3,512,190
California GO, 5.00%, 2/1/28	1,000,000	1,160,910
California GO, 5.25%, 9/1/32	2,000,000	2,354,260
California GO, 5.00%, 11/1/32	1,500,000	1,643,580
California GO, 6.50%, 4/1/33	5,000,000	6,109,400
California GO, 5.00%, 4/1/38	2,500,000	2,746,725
California GO, 6.00%, 4/1/38	2,500,000	2,997,325
California GO, 6.00%, 11/1/39	5,000,000	6,097,500
California GO, 5.50%, 3/1/40	3,000,000	3,451,140
California GO, 5.00%, 10/1/41(3)	2,000,000	2,230,600
California GO, Series 2004 B-3, (Kindergarten), VRDN, 0.02%, 12/1/14	4,800,000	4,800,000

California GO, Series 2012 B, VRN, 0.94%, 12/4/14	2,000,000	2,031,600
California GO, Series 2012 B, VRN, 1.04%, 12/4/14	800,000	815,464
California GO, Series 2012 B, VRN, 1.19%, 12/4/14	960,000	982,406
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/19	740,000	867,946
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/21	1,000,000	1,199,700
California Health Facilities Financing Authority Rev., Series 2007 A, (Sutter Health), 5.25%, 11/15/46	1,500,000	1,610,265
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	150,000	153,155
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	1,000,000	1,216,890
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39	3,400,000	3,965,284
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	4,500,000	5,432,265
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.75%, 7/1/39	1,000,000	1,161,110
California Health Facilities Financing Authority Rev., Series 2009 B, (Providence Health & Services), 5.50%, 10/1/39	1,000,000	1,156,970
California Health Facilities Financing Authority Rev., Series 2009 C, (St. Joseph Health System), VRDN 5.00%, 10/18/22	800,000	963,416
California Health Facilities Financing Authority Rev., Series 2010 A, (Scripps Memorial Hospital), 5.00%, 11/15/19	1,000,000	1,171,530
California Health Facilities Financing Authority Rev., Series 2011 B, (Sutter Health), 6.00%, 8/15/42	1,500,000	1,808,445
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.25%, 8/15/31	1,000,000	1,143,370
California Health Facilities Financing Authority Rev., Series 2012 A, (Stanford Hospital & Clinics), 5.00%, 8/15/51	500,000	554,395
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	180,000	203,803
California Health Facilities Financing Authority Rev., Series 2013 A, (Sutter Health), 5.00%, 8/15/52	2,000,000	2,214,820
California Health Facilities Financing Authority Rev., Series 2014 A, (Lucile Salter Packard Children's Hospital), 5.00%, 8/15/43	1,000,000	1,128,280
California Infrastructure & Economic Development Bank Rev., Series 2012 A-1, (J. Paul Getty Trust), 4.00%, 10/1/15	325,000	335,563
California Infrastructure & Economic Development Bank Rev., Series 2013 A, (Los Angeles County Museum of Art Project), VRDN, 1.86%, 12/4/14	1,000,000	1,030,450
California Municipal Finance Authority Rev., Series 2010 A, (University of La Verne), 6.25%, 6/1/40	1,000,000	1,164,340
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/41	665,000	815,609
California Municipal Finance Authority Rev., Series 2011, (Emerson College), 6.00%, 1/1/42	2,000,000	2,331,320
California Municipal Finance Authority Rev., Series 2014 A, (Touro College and University System), 5.25%, 1/1/34	300,000	336,765
California Municipal Finance Authority Rev., Series 2014 A, (Touro College and University System), 5.25%, 1/1/40	1,000,000	1,108,920
California Pollution Control Financing Authority Rev., 5.00%, 11/21/45(4)	1,000,000	1,032,310
California Pollution Control Financing Authority Rev., Series 1996 C, (Pacific Gas & Electric Company), VRDN, 0.03%, 12/1/14 (LOC: JPMorgan Chase Bank N.A.)	800,000	800,000
California Pollution Control Financing Authority Rev., Series 1996 E, (Pacific Gas & Electric Company), VRDN, 0.02%, 12/2/14 (LOC: JPMorgan Chase Bank N.A.)	3,600,000	3,600,000
California Public Works Board Lease Rev., Series 2009 G-1, (Various Capital Projects), 5.75%, 10/1/30	2,000,000	2,369,780
California Public Works Board Lease Rev., Series 2009 H, (Department of Correction and Rehabilitation), 5.75%, 11/1/29	1,685,000	2,000,651
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.25%, 12/1/26	1,000,000	1,199,120
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	1,700,000	1,996,174
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	2,170,000	2,451,709
California Public Works Board Lease Rev., Series 2012 D, 5.00%, 9/1/36	500,000	562,655
California Public Works Board Lease Rev., Series 2013 H, (California State University Project), 5.00%, 9/1/38	1,865,000	2,088,539
California Public Works Board Lease Rev., Series 2013 I, (Various Capital Projects), 5.00%, 11/1/38	1,500,000	1,687,680
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.25%, 11/1/30	1,000,000	1,125,330
California Statewide Communities Development Authority Rev., (Trinity Health Corp.), 5.00%, 12/1/41	500,000	551,645
California Statewide Communities Development Authority Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31	3,000,000	3,185,580
California Statewide Communities Development Authority Rev., Series 2005 A, (Thomas Jefferson School of Law), 4.875%, 10/1/15, Prerefunded at 100% of Par(2)	900,000	930,771
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	2,780,000	3,067,202

California Statewide Communities Development Authority Rev., Series 2014 A, (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/43 (AGM)	750,000	845,122
California Statewide Communities Development Authority Rev., Series 2014 A, (Los Angeles Jewish Home), 5.00%, 8/1/44 (GA: Jewish Home Foundation)	800,000	897,568
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/34(5)	500,000	560,645
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/44(5)	1,000,000	1,104,980
California University Systemwide Rev., Series 2009 A, 5.25%, 11/1/34	2,230,000	2,547,151
Carson Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, (Project Area No. 1), 5.00%, 10/1/19 (AGM)	485,000	560,291
Carson Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, (Project Area No. 1), 5.00%, 10/1/20 (AGM)	785,000	918,685
Cathedral City Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, (Merged Redevelopment Project Area), 5.00%, 8/1/28 (AGM)	1,190,000	1,368,571
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/17	365,000	395,821
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/18	375,000	412,871
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/19	600,000	668,298
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 5.00%, 9/1/49	1,000,000	1,110,810
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 97-17), VRDN, 0.04%, 12/1/14 (LOC: State Street Bank & Trust Co.)	700,000	700,000
Coalinga Public Financing Authority Local Obligation Rev., Series 1998 A, (Senior Lien), 6.375%, 9/15/21 (Ambac)	1,320,000	1,537,655
East Bay Municipal Utility District Rev., Series 2012 B, 4.00%, 6/1/15	4,000,000	4,079,280
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 5.00%, 7/1/15	400,000	411,504
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/16	400,000	423,516
Fairfield Redevelopment Agency Tax Allocation Rev., 3.00%, 8/1/15	1,460,000	1,487,068
Folsom Cordova Unified School District No. 2 Facilities Improvement GO, 4.00%, 10/1/15	245,000	252,950
Folsom Cordova Unified School District No. 4 Facilities Improvement GO, Series 2014 A, (Election of 2012), 4.00%, 10/1/15	250,000	257,898
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 A, 5.75%, 1/15/46	1,000,000	1,151,710
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 A, 6.00%, 1/15/49	3,250,000	3,778,580
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 B-3, VRDN, 5.50%, 1/15/23	1,000,000	1,157,150
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 C, 6.50%, 1/15/43	500,000	592,695
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2014 A, 0.00%, 1/15/42(6)	700,000	448,861
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2014 A, 0.00%, 1/15/42(1)	1,250,000	273,063
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 5.00%, 6/1/38 (FGIC)	1,000,000	1,023,100
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 5.00%, 6/1/45	1,000,000	1,021,910
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 4.50%, 6/1/27	445,000	420,374
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.00%, 6/1/33	750,000	621,443
Golden State Tobacco Securitization Corp. Settlement Rev., Capital Appreciation, Series 2005 A, 0.00%, 6/1/25 (AGM)(1)	1,000,000	729,310
Grossmont Healthcare District GO, Series 2011 B, (Election of 2006), 6.00%, 7/15/34	1,000,000	1,228,720
Grossmont Union High School District GO, Series 2013 E, (Election of 2008), 5.00%, 8/1/43	1,000,000	1,122,080
Hayward Area Recreation and Park District COP, 5.125%, 1/1/39	1,000,000	1,125,990
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.25%, 9/1/37	555,000	633,804
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/44	590,000	649,873
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/29	635,000	697,154
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.00%, 11/15/35	330,000	381,655
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.50%, 11/15/37	695,000	850,652
Los Alamitos Unified School District COP, Capital Appreciation, (Capital Projects), 0.00%, 8/1/24(6)	1,100,000	801,548
Los Angeles Community College District GO, Series 2007 A, (Election of 2001), 5.00%, 8/1/32 (NATL-RE/FGIC)	1,425,000	1,565,092
Los Angeles County Regional Financing Authority Rev., Series 2014 B-1, (MonteCedro Inc.), 2.50%, 11/15/20	625,000	634,888
Los Angeles County Regional Financing Authority Rev., Series 2014 B-1, (MonteCedro Inc.), 3.00%, 11/15/20	275,000	280,852

Los Angeles County Regional Financing Authority Rev., Series 2014 B-1, (MonteCedro Inc.), 3.00%, 11/15/21	355,000	361,390
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.25%, 5/15/21	2,120,000	2,440,777
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	1,000,000	1,133,740
Los Angeles Department of Airports Rev., Series 2010 B, (Los Angeles International Airport), 5.00%, 5/15/40	2,000,000	2,264,200
Los Angeles Department of Water & Power Waterworks Rev., Series 2008 A-1, (Power System), 5.25%, 7/1/38	4,000,000	4,475,640
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, (Power System), 5.00%, 7/1/19	1,000,000	1,178,820
Los Angeles Harbor Department Rev., Series 2009 A, 5.00%, 8/1/27	500,000	580,270
Los Angeles Harbor Department Rev., Series 2011 B, 5.00%, 8/1/24	525,000	633,791
Los Angeles Unified School District COP, Series 2010 A, (Multiple Properties), 5.00%, 12/1/15	1,000,000	1,048,730
Los Angeles Unified School District COP, Series 2012 A, (Headquarters Building Project), 5.00%, 10/1/21	1,000,000	1,201,000
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/30	3,000,000	3,462,810
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/16, Prerefunded at 100% of Par (FGIC)(2)	2,000,000	2,148,320
Los Angeles Unified School District GO, Series 2007 H, (Election of 2004), 5.00%, 7/1/32 (AGM)	1,020,000	1,112,045
Los Angeles Unified School District GO, Series 2009 I, (Election of 2004), 5.00%, 7/1/29	2,000,000	2,292,720
Los Angeles Unified School District GO, Series 2010 KRY, 5.25%, 7/1/26	1,000,000	1,183,610
Los Angeles Unified School District GO, Series 2011 A-1, 4.00%, 7/1/17	1,000,000	1,089,870
Los Angeles Unified School District GO, Series 2011 A-1, 5.00%, 7/1/18	1,280,000	1,469,222
Los Angeles Unified School District GO, Series 2014 B, 5.00%, 7/1/18	2,000,000	2,295,660
Los Angeles Unified School District GO, Series 2014 C, 5.00%, 7/1/30	690,000	819,133
Los Angeles Wastewater System Rev., Series 2012 C, 5.00%, 6/1/26	1,000,000	1,187,490
M-S-R Energy Authority Rev., Series 2009 A, 7.00%, 11/1/34	1,000,000	1,402,410
M-S-R Energy Authority Rev., Series 2009 B, 7.00%, 11/1/34 (GA: Citigroup, Inc.)	880,000	1,234,121
Manhattan Beach Unified School District GO, Capital Appreciation, Series 2009 A, (Election of 2008), 0.00%, 9/1/29(1)	5,905,000	3,741,998
Metropolitan Water District of Southern California Rev., Series 2012 B-2, VRDN, 0.39%, 12/4/14	3,895,000	3,896,675
Modesto Irrigation District COP, Series 2009 A, 5.75%, 10/1/34	2,500,000	2,851,625
Mount San Antonio Community College District GO, Series 2013 A, (Election of 2008), 5.00%, 8/1/34	1,000,000	1,160,420
New Haven Unified School District GO, 12.00%, 8/1/18 (AGM)	880,000	1,231,050
Newport Beach Rev., Series 2011 A, (Hoag Memorial Hospital Presbyterian), 6.00%, 12/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,280,100
North Lake Tahoe Public Financing Authority Rev., 5.00%, 12/1/21	500,000	603,130
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.50%, 8/1/32	1,000,000	1,123,880
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	460,000	568,790
Ontario Public Financing Authority Rev., 5.00%, 7/1/43	1,000,000	1,137,870
Orange County Sanitation District Rev., Series 2014 B, 4.00%, 11/15/16	4,000,000	4,282,280
Orange County Transportation Authority Rev., (Senior Lien), 5.00%, 8/15/25	1,000,000	1,183,170
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	1,500,000	1,696,845
Oxnard Financing Authority Rev., 5.00%, 6/1/33 (AGM)	1,000,000	1,126,900
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	500,000	540,835
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	750,000	783,330
Palomar Pomerado Health GO, Capital Appreciation, Series 2009 A, (Election of 2004), 0.00%, 8/1/19 (AGC)(6)	1,670,000	1,701,613
Palos Verdes Peninsula Unified School District GO, Series 2009 R, (Election of 2005), 0.00%, 8/1/33(1)	2,600,000	1,373,866
Paramount Unified School District GO, Capital Appreciation, (Election of 2006), 0.00%, 8/1/51 (BAM)(1)	7,500,000	674,475
Pomona Unified School District GO, Series 2000 A, 6.55%, 8/1/29 (NATL-RE)	1,000,000	1,343,250
Pomona Unified School District GO, Series 2001 A, 6.15%, 8/1/30 (NATL-RE)	855,000	1,050,436
Port of Los Angeles Rev., Series 2014 B, 5.00%, 8/1/44	635,000	726,307
Porterville Public Financing Authority Sewer Rev., 5.625%, 10/1/36	1,500,000	1,744,365
Poway Unified School District GO, Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/41(1)	2,110,000	623,948
Poway Unified School District Public Financing Authority Rev., 7.875%, 9/15/39	1,010,000	1,175,993
Riverside County Asset Leasing Corp. Rev., Series 2013 A, (Public Defender and Probation Building), 5.00%, 11/1/43	1,000,000	1,103,220

Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.50%, 10/1/40	625,000	734,244
Sacramento County Airport System Rev., Series 2009 D, (Grant Revenue Bonds), 5.625%, 7/1/29	1,000,000	1,137,680
Sacramento County Sanitation Districts Financing Authority Rev., Series 2007 B, VRN, 0.69%, 12/1/14 (NATL-RE/FGIC)	1,500,000	1,387,920
Saddleback Valley Unified School District Public Financing Authority Special Tax Rev., Series 1997 A, 6.00%, 9/1/16 (AGM)	1,000,000	1,091,850
San Bernardino Community College District GO, Capital Appreciation, Series 2009 B, (Election of 2008), 0.00%, 8/1/19(6)	7,400,000	7,132,564
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	1,350,000	1,622,578
San Diego Community College District GO, (Election of 2002), 5.00%, 8/1/25	500,000	611,000
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/40	1,500,000	1,673,955
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/43	1,000,000	1,124,260
San Diego County Water Authority Rev., Series 2011 S-1, (Subordinate Lien), 5.00%, 7/1/16	1,665,000	1,783,332
San Diego Public Facilities Financing Authority Sewer Rev., Series 2009 A, 5.25%, 5/15/34	2,000,000	2,292,900
San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/30	2,000,000	2,322,140
San Diego Unified Port District Rev., Series 2013 A, 5.00%, 9/1/24	500,000	598,980
San Diego Unified School District GO, Capital Appreciation, Series 2010 C, (Election of 2008), 0.00%, 7/1/36(1)	5,000,000	1,982,750
San Diego Unified School District GO, Capital Appreciation, Series 2010 C, (Election of 2008), 0.00%, 7/1/44(1)	2,880,000	794,419
San Diego Unified School District GO, Capital Appreciation, Series 2012 E, (Election of 2008), 0.00%, 7/1/49(1)	1,000,000	217,590
San Francisco City and County Airports Commission Rev., Series 2009 E, (San Francisco International Airport), 5.25%, 5/1/23	3,000,000	3,503,370
San Francisco City and County Airports Commission Rev., Series 2010 F, (San Francisco International Airport), 5.00%, 5/1/40	2,150,000	2,334,040
San Francisco City and County Airports Commission Rev., Series 2014 B, (San Francisco International Airport), 5.00%, 5/1/44	600,000	676,590
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29	1,170,000	1,331,986
San Francisco City and County Public Utilities Commission Rev., Series 2011 A, 5.00%, 11/1/41	1,000,000	1,133,420
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.625%, 8/1/27	500,000	620,295
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/43	500,000	551,365
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment), 5.00%, 8/1/31	400,000	450,088
San Joaquin Hills Transportation Corridor Agency Rev., (Senior Lien), 5.00%, 1/1/33	1,200,000	1,201,320
San Joaquin Hills Transportation Corridor Agency Rev., (Senior Lien), 5.00%, 1/15/34	1,445,000	1,581,972
San Joaquin Hills Transportation Corridor Agency Rev., (Senior Lien), 5.00%, 1/15/44	1,000,000	1,078,250
San Joaquin Hills Transportation Corridor Agency Rev., Series 2014 B, (Junior Lien), 5.25%, 1/15/44	1,000,000	1,067,980
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 5.875%, 9/1/32	685,000	797,600
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 5.50%, 9/1/44	750,000	839,745
San Mateo Union High School District GO, Capital Appreciation, 0.00%, 2/15/15(1)(2)	2,665,000	2,664,121
Santa Clara Electric Rev., Series 2011 A, 5.00%, 7/1/30	500,000	556,705
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.00%, 7/1/42	400,000	441,348
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.875%, 7/1/42	400,000	465,576
Santa Rosa Wastewater Rev., Capital Appreciation, Series 2002 B, 0.00%, 9/1/24 (Ambac)(1)	2,000,000	1,518,360
South Placer Wastewater Authority Rev., VRN, 0.37%, 12/4/14	1,650,000	1,649,785
Southern California Public Power Authority Rev., Series 2013 A, (Southern Transmission), 5.00%, 7/1/17	1,050,000	1,171,369
Stockton Public Financing Authority Rev., 5.00%, 9/1/27 (BAM)	1,000,000	1,170,680
Stockton Public Financing Authority Rev., Series 2010 A, (Delta Water Supply Project), 6.25%, 10/1/40	750,000	883,365
Stockton Unified School District GO, Series 2014 A, (Election of 2012), 5.00%, 8/1/42 (AGM)	430,000	479,725
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/19 (BAM)	110,000	126,874
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/20 (BAM)	70,000	81,842

Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/21 (BAM)	50,000	58,888
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/22 (BAM)	70,000	83,147
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/23 (BAM)	60,000	71,272
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/24 (BAM)	65,000	76,777
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.50%, 9/1/25 (BAM)	25,000	28,140
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/25 (BAM)	25,000	29,213
Susanville Public Financing Authority Rev., Series 2010 B, (Utility Enterprises), 6.00%, 6/1/45	1,000,000	1,130,310
Taft Public Financing Authority Lease Rev., Series 1997 A, (Community Correctional Facility Acquisition), 6.05%, 1/1/17	1,085,000	1,089,221
Tobacco Securitization Authority of Southern California Settlement Rev., Series 2006 A-1, 5.00%, 6/1/37	500,000	405,890
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29	1,200,000	1,395,972
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.00%, 9/1/40	2,000,000	2,311,380
University of California Rev., Series 2013 AF, 5.00%, 5/15/25	1,000,000	1,204,580
University of California Rev., Series 2013 AK, VRDN, 5.00%, 5/15/23	2,000,000	2,453,420
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33	3,000,000	3,438,450
Yosemite Community College District GO, Capital Appreciation, Series 2010 D, (Election of 2004), 0.00%, 8/1/38(1)	3,000,000	1,088,100
		345,251,197
Guam — 1.0%
Guam Government GO, Series 2009 A, 6.75%, 11/15/29	900,000	1,032,651
Guam Power Authority Rev., Series 2010 A, 5.50%, 10/1/40	2,150,000	2,414,515
		3,447,166
Puerto Rico — 1.3%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/17	1,910,000	1,543,586
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	665,000	520,669
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	75,000	37,991
Puerto Rico GO, Series 2009 B, (Public Improvement), 6.00%, 7/1/39	1,000,000	737,300
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	500,000	361,500
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.00%, 7/1/41	300,000	205,539
Puerto Rico GO, Series 2014 A, (Public Improvement), 8.00%, 7/1/35	1,520,000	1,305,832
Puerto Rico Sales Tax Financing Corp. Rev., Capital Appreciation, Series 2011 A-1, 0.00%, 8/1/41(1)	1,145,000	135,499
		4,847,916
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $318,993,524)		353,546,279
OTHER ASSETS AND LIABILITIES — 0.4%		1,320,452
TOTAL NET ASSETS — 100.0%		$354,866,731

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
44	U.S. Treasury 10-Year Notes	March 2015	5,590,063	(35,557)
35	U.S. Treasury Long Bonds	March 2015	4,991,875	(47,078)
			10,581,938	(82,635)

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $158,373.

(4)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $1,032,310, which represented 0.3% of total net assets.

(5)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(6)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities and unrealized appreciation (depreciation) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of November 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$318,993,524
Gross tax appreciation of investments	$35,493,938
Gross tax depreciation of investments	(941,183)
Net tax appreciation (depreciation) of investments	$34,552,755

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
California Tax-Free Money Market Fund
November 30, 2014

California Tax-Free Money Market - Schedule of Investments
NOVEMBER 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 97.2%
California — 97.2%
California Health Facilities Financing Authority Rev., Series 1988 B, (Catholic Healthcare), VRDN, 0.06%, 12/3/14 (NATL-RE)(LOC: JPMorgan Chase Bank N.A.)	3,200,000	3,200,000
California Infrastructure & Economic Development Bank Rev., (Bay Area Toll Bridges), VRDN, 0.08%, 12/4/14 (LOC: Union Bank N.A.)	2,030,000	2,030,000
California Infrastructure & Economic Development Bank Rev., (Catalina Museum Project), VRDN, 0.08%, 12/4/14 (LOC: Bank of the West)	1,000,000	1,000,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 0.06%, 12/4/14 (LOC: Rabobank Nederland N.V.)	3,290,000	3,290,000
California Infrastructure & Economic Development Bank Rev., (Goodwill Industries of Orange County), VRDN, 0.11%, 12/4/14 (LOC: Wells Fargo Bank N.A.)	2,625,000	2,625,000
California Infrastructure & Economic Development Bank Rev., (Kennfoods USA), VRDN, 0.07%, 12/4/14 (LOC: Bank of the West)	1,190,000	1,190,000
California Infrastructure & Economic Development Bank Rev., (SRI International), VRDN, 0.06%, 12/4/14 (LOC: Wells Fargo Bank N.A.)	6,400,000	6,400,000
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (iWorks, Inc.), VRDN, 0.09%, 12/4/14 (LOC: City National Bank and FHLB)	1,335,000	1,335,000
California Municipal Finance Authority Rev., Series 2008 A, (Central Coast YMCA), VRDN, 0.06%, 12/4/14 (LOC: Pacific Capital Bank N.A. and FHLB)	3,135,000	3,135,000
California Municipal Finance Authority Rev., Series 2010 A, (Southwest Community Health Center), VRDN, 0.06%, 12/4/14 (LOC: Comerica Bank)	3,970,000	3,970,000
California Municipal Finance Authority Rev., Series 2012 A, (High Desert Partnership in Academic Excellence Foundation), VRDN, 0.08%, 12/4/14 (LOC: Union Bank N.A.)	2,000,000	2,000,000
California Pollution Control Financing Authority Rev., (Musco Family Olive), VRDN, 0.17%, 12/4/14 (LOC: Bank of the West)	3,200,000	3,200,000
California Pollution Control Financing Authority Rev., Series 2010 A, (Alameda Country Industries), VRDN, 0.07%, 12/3/14 (LOC: Bank of the West)	2,460,000	2,460,000
California State Enterprise Development Authority Rev., (Community Hospice, Inc.), VRDN, 0.05%, 12/4/14 (LOC: Bank of Stockton and FHLB)	3,745,000	3,745,000
California State Enterprise Development Authority Rev., (Humane Society Silicon Valley), VRDN, 0.05%, 12/4/14 (LOC: First Republic Bank and FHLB)	6,695,000	6,695,000
California State Enterprise Development Authority Rev., (LBM Partnership LP), VRDN, 0.06%, 12/4/14 (LOC: Wells Fargo Bank N.A.)	2,825,000	2,825,000
California State University PUTTERs Rev., Series 2008-2646Z, VRDN, 0.13%, 12/4/14 (AGM)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	4,670,000	4,670,000
California Statewide Communities Development Authority Rev., (Goodwill of Santa Cruz), VRDN, 0.11%, 12/4/14 (LOC: Wells Fargo Bank N.A.)	2,200,000	2,200,000
California Statewide Communities Development Authority Rev., (Trinity Children & Family), VRDN, 0.31%, 12/3/14 (LOC: Citizens Business Bank and California State Teacher's Retirement System)	3,920,000	3,920,000
California Statewide Communities Development Authority Rev., Series 2008 A, (John Muir Health), VRDN, 0.02%, 12/1/14 (LOC: Wells Fargo Bank N.A.)	200,000	200,000
California Statewide Communities Development Authority Rev., Series 2008 A, (Kaiser Credit Group), VRDN, 0.03%, 12/3/14	5,200,000	5,200,000
California Statewide Communities Development Authority COP, VRDN, 0.05%, 12/3/14 (LOC: Union Bank N.A.)	1,520,000	1,520,000
City of Hanford Sewer System Rev., Series 1996 A, VRDN, 0.08%, 12/4/14 (LOC: Union Bank N.A.)	760,000	760,000
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 87-8), VRDN, 0.04%, 12/1/14 (LOC: State Street Bank & Trust Co.)	900,000	900,000
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., Series 2006 B, (Assessment District No. 3-19), VRDN, 0.04%, 12/1/14 (LOC: U.S. Bank N.A.)	400,000	400,000
City of Oroville Rev., Series 2012 A, (Oroville Hospital), VRDN, 0.08%, 12/4/14 (LOC: Comerica Bank)	6,600,000	6,600,000
City of Reedley COP, (Mennonite Brethren Homes), VRDN, 0.06%, 12/4/14 (LOC: Bank of the Sierra and FHLB)	7,500,000	7,500,000
City of Riverside Water Rev., Series 2011 A, VRN, 0.07%, 12/4/14	10,800,000	10,800,000

County of Riverside Rev., Series 2014 D, 1.50%, 10/14/15	5,000,000	5,058,958
County of San Bernardino Rev., Series 2004 A, (WLP Parkview Place Apartments), VRDN, 0.10%, 12/4/14 (LOC: FNMA)	3,420,000	3,420,000
County of Yolo Rev., (Beckett Hall, Inc.), VRDN, 0.13%, 12/4/14 (LOC: Bank of the West and California State Teacher's Retirement System)	6,850,000	6,850,000
Eastern Municipal Water District Water & Sewer Rev., (Flexible Index Mode), VRN, 0.07%, 12/4/14	6,000,000	6,000,000
Eastern Municipal Water District Water & Sewer Rev., Series 2012 A, VRN, 0.06%, 12/4/14	5,000,000	5,000,000
Hesperia Public Financing Authority Rev., (1993 Street Improvement Project), VRDN, 0.11%, 12/3/14 (LOC: Bank of the West)	500,000	500,000
Hesperia Public Financing Authority Rev., Series 1998 B, (Water Administration Facilities), VRDN, 0.11%, 12/3/14 (LOC: Bank of the West)	810,000	810,000
Huntington Beach Union High School District GO, 2.00%, 8/1/15	1,375,000	1,391,769
Irvine Ranch Water District Rev., Series 2011 A-1, VRN, 0.06%, 12/4/14	1,945,000	1,945,000
Irvine Ranch Water District Rev., Series 2011 A-2, VRN, 0.06%, 12/4/14	3,895,000	3,895,000
JP Morgan Chase PUTTERs/DRIVERs Trust, Series 2011-4005Z, VRDN, 0.13%, 12/4/14 (AGM)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	6,590,000	6,590,000
Los Angeles County Community Development Commission COP, (Willowbrook Partnership), VRDN, 0.08%, 12/3/14 (LOC: Wells Fargo Bank N.A.)	2,300,000	2,300,000
Los Angeles Department of Water & Power Rev., Series 2001 B-2, VRDN, 0.03%, 12/1/14 (SBBPA: Royal Bank of Canada)	6,000,000	6,000,000
Metropolitan Water District of Southern California Rev., Series 2009 A-2, VRN, 0.06%, 12/4/14	5,000,000	5,000,000
Metropolitan Water District of Southern California Rev., Series 2010 B, 2.25%, 7/1/15	200,000	202,377
Metropolitan Water District of Southern California Rev., Series 2010 B, 4.00%, 7/1/15	200,000	204,408
Metropolitan Water District of Southern California Rev., Series 2011 A-1, VRN, 0.07%, 12/4/14	7,500,000	7,500,000
Metropolitan Water District of Southern California Rev., Series 2014 A-2, VRN, 0.07%, 12/4/14	7,000,000	7,000,000
Monterey Peninsula Water Management District COP, (Wastewater Reclamation), VRDN, 0.06%, 12/4/14 (LOC: Wells Fargo Bank N.A.)	3,000,000	3,000,000
Pittsburg Public Financing Authority Rev., VRDN, 0.06%, 12/4/14 (LOC: Bank of the West)	3,080,000	3,080,000
Pittsburg Redevelopment Agency Tax Allocation Rev., Series 2004 A, (Los Medanos Community), VRDN, 0.04%, 12/1/14 (LOC: State Street Bank & Trust Co. and California State Teacher's Retirement System)	700,000	700,000
San Bernardino County Housing Authority Rev., Series 2005 A, (Raintree Apartments), VRDN, 0.06%, 12/4/14 (LOC: East West Bank and FHLB)	3,800,000	3,800,000
Santa Clara County Housing Authority Rev., Series 2003 A, VRDN, 0.08%, 12/4/14 (LOC: Citibank N.A.)	1,415,000	1,415,000
State of California Puttable Floating Options Rev., VRDN, 0.11%, 12/4/14 (AGM)(LIQ FAC: Bank of America N.A.)(1)	3,480,000	3,480,000
State of California Puttable Floating Options Rev., VRDN, 0.17%, 12/4/14 (LIQ FAC: Bank of America N.A.)(1)	5,000,000	5,000,000
Town of Apple Valley COP, (Public Facilities Financing), VRDN, 0.08%, 12/4/14 (LOC: Union Bank N.A.)	1,830,000	1,830,000
Town of Hillsborough COP, Series 2003 A, (Water & Sewer System), VRDN, 0.12%, 12/4/14 (SBBPA: JPMorgan Chase Bank N.A.)	2,895,000	2,895,000
Town of Hillsborough COP, Series 2006 A, (Water & Sewer System), VRDN, 0.12%, 12/4/14 (SBBPA: JPMorgan Chase Bank N.A.)	7,945,000	7,945,000
Victorville Joint Powers Finance Authority Lease Rev., Series 2007 A, (Cogeneration Facility), VRDN, 1.05%, 12/4/14 (LOC: BNP Paribas)	12,475,000	12,475,000
TOTAL MUNICIPAL SECURITIES		209,057,512
COMMERCIAL PAPER(2) — 2.3%
San Diego County Water Authority, 0.04%, 12/2/14	5,000,000	5,000,000
TOTAL INVESTMENT SECURITIES — 99.5%		214,057,512
OTHER ASSETS AND LIABILITIES — 0.5%		1,001,016
TOTAL NET ASSETS — 100.0%		$215,058,528

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
DRIVERs	-	Derivative Inverse Tax-Exempt Receipts
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
PUTTERs	-	Puttable Tax-Exempt Receipts
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $19,740,000, which represented 9.2% of total net assets.

(2)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of November 30, 2014, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$214,057,512

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	January 28, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	January 28, 2015